Schedule of Investments (unaudited) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO(a)(b)
Series 2017-AA, Class CR, (3-mo. CME Term SOFR + 2.36%), 7.68%, 04/20/34	USD	1,000	$1,000,089
Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.4%), 7.72%, 04/16/37		500	501,231
Allegro CLO II-S Ltd., Series 2014-1RA, Class C, (3-mo. CME Term SOFR + 3.26%), 8.58%, 10/21/28(a)(b)		1,000	998,206
ALM Ltd., Series 2020-1A, Class D, (3-mo. CME Term SOFR + 6.26%), 11.58%, 10/15/29(a)(b)		285	285,377
Anchorage Capital CLO Ltd.(a)(b)
Series 2014-3RA, Class E, (3-mo. CME Term SOFR + 5.76%), 11.08%, 01/28/31		850	829,090
Series 2014-4RA, Class D, (3-mo. CME Term SOFR + 2.86%), 8.18%, 01/28/31		250	248,761
Series 2015-7A, Class D1R2, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/28/31		1,000	997,969
Apidos CLO XL Ltd., Series 2022-40A, Class E, (3-mo. CME Term SOFR + 7.69%), 13.00%, 07/15/35(a)(b)		500	499,312
Apidos CLO XXVI, Series 2017-26A, Class A1AR, (3-mo. CME Term SOFR + 1.16%), 6.46%, 07/18/29(a)(b)		272	272,010
Ares LXVIII CLO Ltd., Series 2023-68A, Class E, (3-mo. CME Term SOFR + 8.55%), 13.87%, 04/25/35(a)(b)		620	630,070
Argent Securities Trust, Series 2006-W5, Class A1, (1-mo. Term SOFR + 0.41%), 5.74%, 06/25/36(a)		3,930	2,497,749
Bain Capital Credit CLO Ltd.(a)(b)
Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.56%), 8.87%, 07/19/34		300	288,736
Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 07/24/34		250	240,334
Ballyrock CLO Ltd., Series 2020-14A, Class D, (3- mo. CME Term SOFR + 7.26%), 12.58%, 01/20/34(a)(b)		250	251,273
Barings CLO Ltd.(a)(b)
Series 2017-1A, Class D, (3-mo. CME Term SOFR + 3.86%), 9.16%, 07/18/29		250	252,967
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.81%), 7.13%, 04/15/30		700	701,743
Benefit Street Partners CLO VIII Ltd., Series 2015- 8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/20/31(a)(b)		700	700,075
Benefit Street Partners CLO XIV Ltd., Series 2018- 14A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 04/20/31(a)(b)		500	500,004
Benefit Street Partners CLO XX Ltd., Series 2020- 20A, Class CR, (3-mo. CME Term SOFR + 2.31%), 7.63%, 07/15/34(a)(b)		250	249,673
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 8.48%, 04/15/34(a)(b)		500	488,318
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.91%, 04/15/37(a)(b)		800	800,000
CarVal CLO II Ltd., Series 2019-1A, Class CR, (3- mo. CME Term SOFR + 2.26%), 7.58%, 04/20/32(a)(b)		250	250,208

Security		Par (000)	Value

Asset-Backed Securities (continued)
CarVal CLO III Ltd., Series 2019-2A, Class E, (3- mo. CME Term SOFR + 6.70%), 12.02%, 07/20/32(a)(b)	USD	500	$494,221
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34(a)(b)		250	250,158
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B, (3-mo. CME Term SOFR + 1.86%), 7.18%, 07/15/33(a)(b)		500	497,715
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.12%, 04/20/35(a)(b)		450	448,564
CIFC Funding Ltd.(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME Term SOFR + 3.06%), 8.38%, 04/27/31		250	248,432
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.73%, 04/21/37		550	551,280
Series 2019-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.68%, 04/20/32		500	500,009
Series 2022-7A, Class D, (3-mo. CME Term SOFR + 5.35%), 10.67%, 10/22/35		250	253,432
Series 2022-7A, Class E, (3-mo. CME Term SOFR + 8.94%), 14.26%, 10/22/35		500	510,795
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		322	179,336
Clear Creek CLO, Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 3.21%), 8.53%, 10/20/30(a)(b)		250	249,501
Countrywide Asset-Backed Certificates Trust, Series 2006-26, Class 1A, (1-mo. Term SOFR + 0.25%), 5.58%, 06/25/37(a)		483	445,256
Dryden CLO Ltd.(a)(b)
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 8.21%, 04/18/31		250	243,948
Series 2022-106A, Class E, (3-mo. CME Term SOFR + 8.87%), 14.18%, 10/15/35		500	508,285
Elmwood CLO 14 Ltd., Series 2022-1A, Class E, (3-mo. CME Term SOFR + 6.35%), 11.67%, 04/20/35(a)(b)		585	584,659
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3-mo. CME Term SOFR + 7.06%), 12.38%, 04/20/34(a)(b)		250	250,464
Elmwood CLO IV Ltd., Series 2020-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 7.28%, 04/15/33(a)(b)		500	500,807
Elmwood CLO V Ltd., Series 2020-2A, Class CR, (3-mo. CME Term SOFR + 2.26%), 7.58%, 10/20/34(a)(b)		436	438,195
Generate CLO Ltd.(a)(b)
Series 4A, Class ER, (3-mo. CME Term SOFR + 7.01%), 12.33%, 04/20/32		1,000	999,345
Series 6A, Class DR, (3-mo. CME Term SOFR + 3.76%), 9.08%, 01/22/35		750	741,474
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 12.14%, 07/20/34(a)(b)		250	248,886
LCM XIII LP, Series 13A, Class AR3, (3-mo. CME Term SOFR + 1.13%), 6.44%, 07/19/27(a)(b)		4	4,306
Madison Park Funding LXIII Ltd., Series 2023-63A, Class E, (3-mo. CME Term SOFR + 8.57%), 13.98%, 04/21/35(a)(b)		400	411,506

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XLV Ltd., Series 2020-45A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 07/15/34(a)(b)	USD	300	$300,316
Madison Park Funding XVII Ltd., Series 2015-17A, Class DR, (3-mo. CME Term SOFR + 3.86%), 9.18%, 07/21/30(a)(b)		500	500,243
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3-mo. CME Term SOFR + 1.20%), 6.52%, 10/21/30(a)(b)		487	486,881
Madison Park Funding XXIX Ltd.(a)(b)
Series 2018-29A, Class D, (3-mo. CME Term SOFR + 3.26%), 8.56%, 10/18/30		510	511,067
Series 2018-29A, Class E, (3-mo. CME Term SOFR + 5.96%), 11.26%, 10/18/30		250	250,520
Madison Park Funding XXV Ltd., Series 2017-25A, Class A1R, (3-mo. CME Term SOFR + 1.23%), 6.56%, 04/25/29(a)(b)		919	918,474
Madison Park Funding XXVI Ltd., Series 2007-4A, Class DR, (3-mo. LIBOR US + 3.00%), 8.58%, 07/29/30(a)(b)		250	248,510
Madison Park Funding XXXVII Ltd., Series 2019- 37A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/15/33(a)(b)		800	800,354
Madison Park Funding XXXVIII Ltd., Series 2021- 38A, Class B, (3-mo. CME Term SOFR + 1.91%), 7.23%, 07/17/34(a)(b)		250	250,157
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ERR, (3-mo. CME Term SOFR + 6.76%), 12.08%, 07/15/34(a)(b)		790	787,696
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-32A, Class ER, (3-mo. CME Term SOFR + 6.36%), 11.67%, 01/20/32(a)(b)		425	424,744
Neuberger Berman Loan Advisers NBLA CLO Ltd., Series 2022-52A, Class D, (3-mo. CME Term SOFR + 5.75%), 11.07%, 10/24/35(a)(b)		500	508,618
OCP CLO Ltd.(a)(b)
Series 2017-14A, Class A2, (3-mo. CME Term SOFR + 1.76%), 7.08%, 11/20/30		300	299,849
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 8.74%, 04/10/33		250	244,469
Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 7.67%, 04/26/36		800	801,445
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 8.63%, 07/15/34(a)(b)		250	247,879
Octagon Investment Partners 31 Ltd., Series 2017- 1A, Class E, (3-mo. CME Term SOFR + 6.56%), 11.88%, 07/20/30(a)(b)		500	495,889
Octagon Investment Partners XV Ltd., Series 2013- 1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 6.54%, 07/19/30(a)(b)		1,486	1,484,743
Octagon Investment Partners XVII Ltd., Series 2013- 1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.99%, 01/25/31(a)(b)		250	250,033
OHA Credit Partners XIII Ltd., Series 2016-13A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.28%, 10/25/34(a)(b)		250	250,578
OZLM VIII Ltd., Series 2014-8A, Class CRR, (3-mo. CME Term SOFR + 3.41%), 8.73%, 10/17/29(a)(b)		250	249,557

Security		Par (000)	Value

Asset-Backed Securities (continued)
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 11.12%, 01/20/31(a)(b)	USD	250	$245,797
Rad CLO Ltd., Series 2022-17A, Class E, (3-mo. CME Term SOFR + 8.30%), 13.62%, 10/20/35(a)(b)		250	253,866
Regatta IX Funding Ltd., Series 2022-1A, Class D, (3-mo. CME Term SOFR + 4.16%), 9.48%, 04/17/30(a)(b)		500	500,763
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 7.03%, 01/15/34(a)(b)		300	299,730
Regatta XXIV Funding Ltd., Series 2021-5A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.68%, 01/20/35(a)(b)		250	248,585
Regatta XXV Funding Ltd., Series 2025, Class E, (3-mo. CME Term SOFR + 8.41%), 13.72%, 07/15/36(a)(b)		500	510,970
Regional Management Issuance Trust,
Series 2021-3, Class A, 3.88%, 10/17/33(c)		980	893,074
Rockford Tower CLO Ltd., Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 8.43%, 10/15/29(a)(b)		500	499,796
RRX Ltd., Series 2021-5A, Class A2, (3-mo. CME Term SOFR + 2.06%), 7.38%, 07/15/34(a)(b)		250	251,187
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		607	6,068
Series 2004-2, Class Note, 2.08%, 03/30/30		564	5,644
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 7.17%, 04/23/35(a)(b)		300	299,606
TCI-Flatiron CLO Ltd., Series 18-1A, Class BR, (3-mo. CME Term SOFR + 1.66%), 6.98%, 01/29/32(a)(b)		600	599,489
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.71%), 9.03%, 04/23/32		250	246,499
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.84%, 10/25/34		500	494,156
Unique Pub Finance Co. PLC, Series 02-1, Class A4, 5.66%, 06/30/27(d)	GBP	29	36,291
Voya CLO Ltd.(a)(b)
Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 7.23%, 10/17/32	USD	500	499,667
Series 2022-4, Class E, (3-mo. CME Term SOFR + 7.50%), 12.82%, 10/20/33		350	352,091
Whitebox CLO II Ltd., Series 2020-2A, Class DR, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/24/34(a)(b)		500	496,431
Whitebox CLO III Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.93%, 10/15/34(a)(b)		250	248,119

Total Asset-Backed Securities — 8.0% (Cost: $40,291,306)			40,343,620

		Shares

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(e)		47,837	9,567

2

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Shares	Value

Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired 02/12/19, Cost: $0)(c)(e)(f)		2,869	$—

Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $36,292)(c)(e)(f)		2,888	135,736

Financial Services(e) — 0.1%
NMG Parent LLC		1,330	123,025
Travelport Finance Luxembourg SARL(c)		90	288,192

			411,217

Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $382,692)(e)(f)		12,321	104,729

Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(e)		3,155	—

Industrial Conglomerates — 0.0%
Ameriforge Group, Inc.(e)		801	8

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(c)(e)		546,753,936	5,468

Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.(c)(e)		10,062	83,013

Total Common Stocks — 0.2% (Cost: $7,713,317)			749,738

		Par (000)

Corporate Bonds

Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)(g)	USD	274	276,108
Bombardier, Inc.(b)
7.13%, 06/15/26(g)		924	937,299
7.88%, 04/15/27(g)		104	104,073
6.00%, 02/15/28(g)		539	530,201
7.50%, 02/01/29		40	41,189
8.75%, 11/15/30(g)		463	494,380
7.25%, 07/01/31(h)		294	294,599
7.45%, 05/01/34		100	110,908
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(b)		34	32,747
Embraer Netherlands Finance BV, 7.00%, 07/28/30(b)(g)		387	403,815
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)(g)		423	420,851
Global Aircraft Leasing Co. Ltd., (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24(b)(i)		240	226,348
Northrop Grumman Corp., 3.85%, 04/15/45(g)		600	482,837
Spirit AeroSystems, Inc.(b)(g)
9.38%, 11/30/29		481	524,668
9.75%, 11/15/30		418	467,561
TransDigm, Inc.(b)(g)
6.75%, 08/15/28		2,096	2,123,663
6.38%, 03/01/29		2,554	2,561,951
7.13%, 12/01/31		829	854,332
6.63%, 03/01/32		2,579	2,605,540

Security		Par (000)	Value

Aerospace & Defense (continued)
Triumph Group, Inc., 9.00%, 03/15/28(b)(g)	USD	961	$1,013,117
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26(b)(e)(j)		662	165,500

			14,671,687

Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30(b)		27	26,737

Automobile Components — 1.1%
Aptiv PLC, 4.40%, 10/01/46(g)		240	189,625
Clarios Global LP, 6.75%, 05/15/25(b)(g)		528	528,470
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26(d)	EUR	200	214,115
8.50%, 05/15/27(b)(g)	USD	2,599	2,602,931
6.75%, 05/15/28(b)(g)		886	898,074
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(d)	EUR	100	118,737
Forvia SE, 3.75%, 06/15/28(d)		100	104,648
Goodyear Tire & Rubber Co.
5.00%, 07/15/29(g)	USD	104	97,097
5.63%, 04/30/33		109	99,548
Phinia, Inc., 6.75%, 04/15/29(b)(h)		151	152,456
Schaeffler AG, 4.75%, 08/14/29(d)	EUR	100	109,541
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	125	114,055
ZF Finance GmbH, 2.00%, 05/06/27(d)	EUR	100	100,333

			5,329,630

Automobiles — 0.8%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	146	139,005
4.75%, 03/01/30		124	114,200
5.00%, 02/15/32(b)		130	117,785
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	203,634
10.38%, 03/31/29(d)	GBP	100	128,397
Carvana Co.(b)(i)
(12.00% PIK), 12.00%, 12/01/28	USD	92	89,952
(13.00% PIK), 13.00%, 06/01/30		136	132,631
(14.00% PIK), 14.00%, 06/01/31		213	214,494
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)		174	173,204
Ford Motor Co., 6.10%, 08/19/32(g)		199	201,650
General Motors Financial Co., Inc., 6.00%, 01/09/28(g)		1,000	1,025,145
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		122	112,837
LCM Investments Holdings II LLC(b)(g)
4.88%, 05/01/29		349	320,777
8.25%, 08/01/31		365	381,847
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		260	243,849
TML Holdings Pte. Ltd., 4.35%, 06/09/26(d)(g)		200	191,938
Wabash National Corp., 4.50%, 10/15/28(b)(g)		220	201,748

			3,993,093

Banks — 1.0%
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30(a)(d)	EUR	100	108,266
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29(a)(d)		100	108,694
Banco BPM SpA(a)(d)
(3-mo. EURIBOR + 2.80%), 6.00%, 06/14/28		150	170,515
(5-year EUR Swap + 3.17%), 2.88%, 06/29/31		100	103,300
Banco Espirito Santo SA(e)(j)
4.75%, 01/15/18		100	30,208
4.00%, 01/21/19		100	30,208

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%(a)(d)(g)(k)	USD	501	$487,222
Barclays Bank PLC, 1.00%, 02/16/29(l)		359	384,978
Barclays PLC, 5.20%, 05/12/26(g)		200	197,940
Citigroup, Inc., (1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(g)		127	128,967
Credit Suisse AG/New York, 5.00%, 07/09/27(g)		1,200	1,189,064
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(g)		1,100	1,137,579
Freedom Mortgage Corp.(b)
12.00%, 10/01/28		103	112,271
12.25%, 10/01/30		103	113,278
HSBC Holdings PLC, 4.38%, 11/23/26(g)		395	385,999
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)		200	198,261
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	108,721
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70%(a)(k)	USD	269	272,960

			5,268,431

Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		800	760,248

Biotechnology — 0.0%
Cidron Aida Finco SARL, 5.00%, 04/01/28(d)	EUR	100	104,514

Broadline Retail(b) — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(g)	USD	123	120,450
Rakuten Group, Inc., 11.25%, 02/15/27		214	226,731

			347,181

Building Products(b) — 1.1%
Advanced Drainage Systems, Inc.(g)
5.00%, 09/30/27		306	296,852
6.38%, 06/15/30		412	414,132
Builders FirstSource, Inc., 6.38%, 03/01/34		195	195,805
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(g)		241	247,568
Foundation Building Materials, Inc., 6.00%, 03/01/29		83	76,325
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		87	86,417
SRS Distribution, Inc.(g)
4.63%, 07/01/28		492	495,597
6.13%, 07/01/29		634	646,522
6.00%, 12/01/29		875	893,819
White Cap Buyer LLC, 6.88%, 10/15/28(g)		1,660	1,628,208
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(g)(i)		368	367,642

			5,348,887

Capital Markets — 0.8%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(b)		215	217,041
Ares Capital Corp., 5.88%, 03/01/29		115	114,656
Aretec Group, Inc., 10.00%, 08/15/30(b)		90	98,305
Blackstone Private Credit Fund
7.05%, 09/29/25		79	80,179
3.25%, 03/15/27		75	69,219
6.25%, 01/25/31(b)		161	161,673
Blue Owl Capital Corp., 3.40%, 07/15/26		15	14,132
Blue Owl Capital Corp. II, 8.45%, 11/15/26(b)		150	154,497
Blue Owl Credit Income Corp.
3.13%, 09/23/26		7	6,422

Security		Par (000)	Value

Capital Markets (continued)
Blue Owl Credit Income Corp. (continued)
7.75%, 09/16/27(g)	USD	302	$309,381
6.65%, 03/15/31(b)(g)		270	263,478
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)(g)		214	203,328
HPS Corporate Lending Fund, 6.75%, 01/30/29(b)		180	179,670
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(g)
6.25%, 05/15/26		418	403,506
5.25%, 05/15/27		849	767,276
9.75%, 01/15/29(b)		298	311,053
4.38%, 02/01/29		211	179,897
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(g)(l)		300	331,500
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(b)		168	178,203

			4,043,416

Chemicals — 1.5%
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)(g)		273	283,977
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(g)		447	400,005
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)(g)		170	164,082
Chemours Co.
5.38%, 05/15/27		194	185,981
5.75%, 11/15/28(b)		155	142,925
4.63%, 11/15/29(b)		236	203,448
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)		1,508	1,383,363
HB Fuller Co., 4.25%, 10/15/28		110	101,929
Herens Holdco SARL, 4.75%, 05/15/28(b)(g)		412	359,557
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)(g)		352	347,247
INEOS Finance PLC, 6.38%, 04/15/29(d)	EUR	100	107,889
INEOS Quattro Finance 2 PLC, Series APR, 8.50%, 03/15/29(d)(h)		100	112,470
Ingevity Corp., 3.88%, 11/01/28(b)	USD	84	75,866
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		272	231,837
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)(g)		133	119,758
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	161,589
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	115,550
9.75%, 11/15/28(b)(g)	USD	738	786,130
Scotts Miracle-Gro Co.
4.50%, 10/15/29		104	94,119
4.38%, 02/01/32		41	35,348
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)(g)		460	410,028
WR Grace Holdings LLC(b)(g)
4.88%, 06/15/27		122	115,947
5.63%, 08/15/29		1,306	1,168,726
7.38%, 03/01/31		216	218,714

			7,326,485

Commercial Services & Supplies — 3.2%
ADT Security Corp.(b)
4.13%, 08/01/29		27	24,737
4.88%, 07/15/32		148	133,962
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		200	198,173
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(g)		970	982,413

4

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(g)
6.63%, 07/15/26	USD	714	$713,531
9.75%, 07/15/27		676	678,031
6.00%, 06/01/29		1,356	1,166,735
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)(g)		1,963	1,787,451
4.88%, 06/01/28(d)	GBP	100	113,625
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	132	118,930
4.75%, 10/15/29		100	92,163
APX Group, Inc., 5.75%, 07/15/29(b)		268	257,682
Aramark Services, Inc., 5.00%, 02/01/28(b)(g)		525	506,716
Champions Financing, Inc., 8.75%, 02/15/29(b)(g)		344	360,391
Fortress Transportation and Infrastructure Investors LLC(b)(g)
6.50%, 10/01/25		663	662,007
9.75%, 08/01/27		372	385,183
5.50%, 05/01/28		724	701,497
7.88%, 12/01/30		734	770,782
Garda World Security Corp.(b)
4.63%, 02/15/27(g)		326	312,371
9.50%, 11/01/27		121	121,291
7.75%, 02/15/28(g)		617	632,727
6.00%, 06/01/29		108	96,665
Herc Holdings, Inc., 5.50%, 07/15/27(b)(g)		670	658,067
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		91	90,153
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)(g)		125	118,886
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)(g)		349	330,005
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)(g)		239	226,118
Paprec Holding SA, 7.25%, 11/17/29(d)	EUR	100	114,908
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.25%, 04/15/24	USD	19	18,965
5.75%, 04/15/26(g)		518	516,489
6.25%, 01/15/28(g)		232	227,262
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)		653	548,855
Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 07/15/25(d)	EUR	100	105,758
United Rentals North America, Inc.(b)
6.00%, 12/15/29(g)	USD	1,151	1,158,627
6.13%, 03/15/34		176	176,219
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	100	115,302
Williams Scotsman, Inc.(b)
6.13%, 06/15/25(g)	USD	183	182,149
4.63%, 08/15/28		121	114,438
7.38%, 10/01/31(g)		376	390,797

			15,910,061

Communications Equipment(b) — 0.3%
CommScope Technologies LLC, 6.00%, 06/15/25(g)		383	333,095
CommScope, Inc.(g)
6.00%, 03/01/26		301	275,415
4.75%, 09/01/29		172	123,840
Viasat, Inc.
5.63%, 09/15/25(g)		336	327,535

Security		Par (000)	Value

Communications Equipment (continued)
Viasat, Inc. (continued)
5.63%, 04/15/27(g)	USD	499	$472,528
7.50%, 05/30/31		52	37,679
Viavi Solutions, Inc., 3.75%, 10/01/29(g)		116	99,527

			1,669,619

Construction & Engineering — 0.5%
Arcosa, Inc., 4.38%, 04/15/29(b)(g)		374	344,654
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(g)		1,576	1,706,277
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	111,238
Kier Group PLC, 9.00%, 02/15/29(d)	GBP	100	128,698
Pike Corp., 8.63%, 01/31/31(b)	USD	89	94,577

			2,385,444

Construction Materials — 1.5%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27(b)(g)		414	404,267
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	160	181,212
6.38%, 12/15/30(d)		100	113,258
6.63%, 12/15/30(b)(g)	USD	2,990	3,018,683
HT Troplast GmbH, 9.38%, 07/15/28(d)	EUR	100	112,858
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	USD	200	194,849
Jeld-Wen, Inc., 4.63%, 12/15/25(b)(g)		280	273,220
Masonite International Corp., 5.38%, 02/01/28(b)(g)		101	101,136
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	77,597
9.75%, 07/15/28		205	209,730
Resideo Funding, Inc., 4.00%, 09/01/29(b)		59	52,754
Smyrna Ready Mix Concrete LLC(b)(g)
6.00%, 11/01/28		523	511,158
8.88%, 11/15/31		730	780,290
Standard Industries, Inc.(b)
5.00%, 02/15/27		209	202,736
4.75%, 01/15/28		80	76,351
4.38%, 07/15/30(g)		673	604,721
3.38%, 01/15/31(g)		353	295,978
Summit Materials LLC/Summit Materials Finance Corp.(b)
5.25%, 01/15/29		92	89,648
7.25%, 01/15/31(g)		466	484,354

			7,784,800

Consumer Finance — 2.1%
Block, Inc.(g)
2.75%, 06/01/26		698	656,458
3.50%, 06/01/31		1,111	966,953
Bread Financial Holdings, Inc., 9.75%, 03/15/29(b)		139	144,654
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(g)		440	439,330
Equifax, Inc., 2.60%, 12/15/25		59	56,330
Ford Motor Credit Co. LLC
5.13%, 06/16/25		200	198,211
7.35%, 03/06/30(g)		394	420,066
7.20%, 06/10/30(g)		200	212,274
Global Payments, Inc., 1.50%, 03/01/31(b)(g)(l)		541	571,837
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31(b)(g)		1,000	1,046,813
Navient Corp.
5.50%, 03/15/29(g)		211	196,461
9.38%, 07/25/30		200	213,956

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Consumer Finance (continued)
OneMain Finance Corp.
6.88%, 03/15/25(g)	USD	247		$249,583
7.13%, 03/15/26(g)		312		317,662
3.50%, 01/15/27(g)		304		282,203
6.63%, 01/15/28(g)		240		240,771
9.00%, 01/15/29(g)		314		333,189
5.38%, 11/15/29(g)		105		98,722
7.88%, 03/15/30(g)		403		415,723
4.00%, 09/15/30		206		176,304
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(g)		618		542,309
11.25%, 12/15/27		26		24,401
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)(g)		550		531,767
Shift4 Payments, Inc., 0.00%, 12/15/25(l)(m)		174		186,180
Verscend Escrow Corp., 9.75%, 08/15/26(b)(g)		1,817		1,822,104
Worldline SA/France, 0.00%, 07/30/26(d)(l)(m)	EUR	111		108,695

				10,452,956

Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26(g)	USD	530		505,419
7.50%, 03/15/26		107		108,886
4.63%, 01/15/27(g)		477		461,638
5.88%, 02/15/28(g)		320		316,813
6.50%, 02/15/28		152		153,613
3.50%, 03/15/29		142		127,457
4.88%, 02/15/30(g)		214		203,606
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(d)	GBP	100		119,004
Lamb Weston Holdings, Inc.(b)(g)
4.88%, 05/15/28	USD	257		249,788
4.13%, 01/31/30		312		284,483
4.38%, 01/31/32		390		349,719
Market Bidco Finco PLC, 5.50%, 11/04/27(d)	GBP	100		114,919
Performance Food Group, Inc., 4.25%, 08/01/29(b)(g)	USD	306		280,422
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		118		108,325
4.50%, 09/15/31		32		28,784
6.25%, 02/15/32(g)		272		273,982
U.S. Foods, Inc.(b)
6.88%, 09/15/28		142		145,359
4.75%, 02/15/29(g)		335		318,000
4.63%, 06/01/30		39		36,180
7.25%, 01/15/32(g)		234		243,531
United Natural Foods, Inc., 6.75%, 10/15/28(b)		34		28,240
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30(g)		30		26,074
4.80%, 11/18/44		97		81,593
4.10%, 04/15/50		147		107,791

				4,673,626

Containers & Packaging — 1.8%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		—	(n)	—
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(g)		400		388,307
3.25%, 09/01/28		200		172,764
4.00%, 09/01/29(g)		1,200		967,262

Security		Par (000)	Value

Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)(g)	USD	600	$579,618
2.13%, 08/15/26(d)	EUR	200	185,562
4.13%, 08/15/26(b)(g)	USD	400	361,886
5.25%, 08/15/27(b)		202	127,260
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)(g)		211	201,267
Clydesdale Acquisition Holdings, Inc.(b)(g)
6.63%, 04/15/29		340	339,727
8.75%, 04/15/30		741	728,062
Crown Americas LLC, 5.25%, 04/01/30		23	22,175
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		196	189,878
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)		60	54,402
Graphic Packaging International LLC, 3.50%, 03/15/28(b)		9	8,309
LABL, Inc.(b)
6.75%, 07/15/26		70	69,155
5.88%, 11/01/28(g)		220	202,313
9.50%, 11/01/28(g)		439	444,073
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26(g)		3,316	3,378,178
9.25%, 04/15/27		61	60,514
OI European Group BV, 6.25%, 05/15/28(b)	EUR	115	129,288
Owens-Brockway Glass Container, Inc.(b)
6.63%, 05/13/27	USD	39	39,022
7.25%, 05/15/31(g)		171	174,164
Sealed Air Corp., 5.00%, 04/15/29(b)		59	56,632
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		83	83,172
Trident TPI Holdings, Inc., 12.75%, 12/31/28(b)		22	23,473

			8,986,463

Diversified Consumer Services — 0.5%
Service Corp. International
5.13%, 06/01/29(g)		238	231,583
3.38%, 08/15/30		263	227,770
4.00%, 05/15/31(g)		370	327,804
Sotheby’s, 7.38%, 10/15/27(b)(g)		1,046	973,911
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(g)		610	630,878

			2,391,946

Diversified REITs — 0.8%
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	92,414
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32(g)		353	297,165
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		205	213,753
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)(g)		257	234,711
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	339	365,037
5.25%, 08/01/26	USD	20	18,309
5.00%, 10/15/27		44	36,850
4.63%, 08/01/29		185	141,982
3.50%, 03/15/31(g)		880	604,225
SBA Communications Corp.
3.13%, 02/01/29(g)		812	716,595
3.88%, 02/15/27		62	58,967
Ventas Realty LP, 4.13%, 01/15/26(g)		650	634,817

6

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified REITs (continued)
VICI Properties LP/VICI Note Co., Inc.(b)
4.63%, 06/15/25	USD	75	$73,850
4.63%, 12/01/29(g)		230	217,517
4.13%, 08/15/30(g)		237	215,506

			3,921,698

Diversified Telecommunication Services — 3.7%
AT&T, Inc., 4.30%, 02/15/30(g)		1,350	1,297,444
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		200	179,577
5.63%, 09/15/28(g)		400	333,807
Cellnex Telecom SA, 2.13%, 08/11/30(d)(l)	EUR	100	110,442
Frontier Communications Holdings LLC(b)(g)
5.88%, 10/15/27	USD	314	303,995
5.00%, 05/01/28		753	698,944
8.75%, 05/15/30		1,336	1,367,025
8.63%, 03/15/31		371	378,913
Iliad Holding SASU(b)(g)
6.50%, 10/15/26		1,423	1,409,671
7.00%, 10/15/28		343	339,471
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	104,320
Level 3 Financing, Inc.(b)
10.50%, 04/15/29	USD	1,006	1,026,120
4.88%, 06/15/29		1,044	696,870
11.00%, 11/15/29		970	1,009,335
10.50%, 05/15/30		1,244	1,271,990
3.88%, 10/15/30		99	58,410
Lumen Technologies, Inc.(b)
4.13%, 04/15/29		201	126,646
4.13%, 04/15/30		201	124,636
Network i2i Ltd., (5-year CMT + 4.27%), 5.65%(a)(d)(k)		300	297,281
Sable International Finance Ltd., 5.75%, 09/07/27(b)(g)		200	192,118
SoftBank Group Corp., 3.88%, 07/06/32(d)	EUR	200	193,114
Telecom Italia Capital SA
6.38%, 11/15/33	USD	133	125,827
6.00%, 09/30/34(g)		547	500,316
7.20%, 07/18/36		177	172,769
7.72%, 06/04/38		33	33,056
Telecom Italia SpA/Milano
5.30%, 05/30/24(b)		200	198,912
7.88%, 07/31/28(d)	EUR	171	202,242
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(g)	USD	1,446	1,499,109
Verizon Communications, Inc., 3.70%, 03/22/61(g)		1,000	731,181
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28(b)		120	111,068
Zayo Group Holdings, Inc.(b)(g)
4.00%, 03/01/27		3,813	3,138,644
6.13%, 03/01/28		567	396,769

			18,630,022

Electric Utilities — 0.8%
Black Hills Corp., 3.15%, 01/15/27(g)		305	288,031
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(k)		31	29,998
EnBW Energie Baden-Wuerttemberg AG, (5-year EURIBOR ICE Swap + 2.66%), 5.25%, 01/23/84(a)(d)	EUR	100	110,286
Enel Finance International NV, 3.63%, 05/25/27(b)(g)	USD	900	858,056
FirstEnergy Corp.
4.00%, 05/01/26(b)(g)(l)		431	428,414

Security		Par (000)	Value

Electric Utilities (continued)
FirstEnergy Corp. (continued)
2.65%, 03/01/30	USD	51	$43,841
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		231	220,197
NextEra Energy Operating Partners LP(b)
4.25%, 07/15/24		170	168,503
4.25%, 09/15/24		9	8,685
3.88%, 10/15/26		66	61,553
7.25%, 01/15/29		167	170,868
Pacific Gas and Electric Co., 6.95%, 03/15/34(g)		136	148,888
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)(g)		302	281,508
PG&E Corp., 4.25%, 12/01/27(b)(g)(l)		432	433,944
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		162	162,971
Talen Energy Supply LLC, 8.63%, 06/01/30(b)		134	143,293
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19(c)(e)(j)		780	—
TransAlta Corp., 7.75%, 11/15/29		109	113,304
Vistra Operations Co. LLC(b)
7.75%, 10/15/31(g)		366	383,304
6.95%, 10/15/33		210	224,146

			4,279,790

Electrical Equipment — 0.2%
Nexans SA, 4.25%, 03/11/30(d)	EUR	100	108,424
WESCO Distribution, Inc.(b)
7.25%, 06/15/28(g)	USD	516	526,804
6.38%, 03/15/29		223	225,293
6.63%, 03/15/32		224	227,626

			1,088,147

Electronic Equipment, Instruments & Components(b) — 0.3%
Coherent Corp., 5.00%, 12/15/29(g)		374	352,250
Imola Merger Corp., 4.75%, 05/15/29(g)		419	392,876
Sensata Technologies BV, 4.00%, 04/15/29		168	153,399
Sensata Technologies, Inc.
4.38%, 02/15/30(g)		630	573,391
3.75%, 02/15/31		54	46,710

			1,518,626

Energy Equipment & Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp.(b)(g)
6.88%, 04/01/27		304	304,923
6.25%, 04/01/28		729	721,300
Borr IHC Ltd./Borr Finance LLC(b)
10.00%, 11/15/28(g)		269	279,760
10.38%, 11/15/30		200	208,000
Halliburton Co., 3.80%, 11/15/25(g)		3	2,932
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)(g)		519	528,647
Oceaneering International, Inc., 6.00%, 02/01/28		71	69,951
Patterson-UTI Energy, Inc., 7.15%, 10/01/33		100	107,504
Seadrill Finance Ltd., 8.38%, 08/01/30(b)		200	209,838
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26(g)		420	419,517
6.88%, 09/01/27(g)		447	448,063
7.13%, 03/15/29(b)		420	425,232
Vallourec SACA, 8.50%, 06/30/26(d)	EUR	34	37,002
Weatherford International Ltd.(b)
6.50%, 09/15/28	USD	139	143,363
8.63%, 04/30/30(g)		412	430,115

			4,336,147

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment(b) — 0.1%
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29	USD	232	$177,489
Live Nation Entertainment, Inc.
4.88%, 11/01/24		31	30,792
4.75%, 10/15/27(g)		288	274,990
3.75%, 01/15/28(g)		196	181,329

			664,600

Environmental, Maintenance & Security Service — 1.0%
Clean Harbors, Inc.(b)
4.88%, 07/15/27(g)		250	242,500
5.13%, 07/15/29(g)		129	124,000
6.38%, 02/01/31		66	66,485
Covanta Holding Corp.
4.88%, 12/01/29(b)		142	127,268
5.00%, 09/01/30		70	61,690
GFL Environmental, Inc.(b)
4.25%, 06/01/25		20	19,673
3.75%, 08/01/25(g)		312	303,873
5.13%, 12/15/26(g)		243	238,751
4.00%, 08/01/28(g)		431	397,243
3.50%, 09/01/28		198	181,367
4.75%, 06/15/29(g)		378	355,486
4.38%, 08/15/29(g)		317	292,043
6.75%, 01/15/31(g)		676	692,774
Republic Services, Inc., 3.38%, 11/15/27(g)		750	712,836
Waste Pro USA, Inc., 5.50%, 02/15/26(b)(g)		1,297	1,277,387

			5,093,376

Financial Services — 1.2%
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)		200	196,624
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)		60	61,407
GGAM Finance Ltd.(b)
7.75%, 05/15/26		45	45,927
8.00%, 02/15/27(g)		376	388,227
8.00%, 06/15/28		150	156,649
6.88%, 04/15/29(h)		260	260,975
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)(g)		325	298,866
Macquarie Airfinance Holdings Ltd.(b)
6.40%, 03/26/29		60	60,949
8.13%, 03/30/29		310	327,863
6.50%, 03/26/31		150	152,675
MGIC Investment Corp., 5.25%, 08/15/28(g)		167	162,223
Nationstar Mortgage Holdings, Inc.(b)
5.00%, 02/01/26(g)		1,456	1,424,848
6.00%, 01/15/27(g)		147	144,914
5.13%, 12/15/30(g)		198	179,642
5.75%, 11/15/31		147	135,586
7.13%, 02/01/32(g)		754	748,836
PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)(g)		280	287,713
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		872	805,661
3.88%, 03/01/31(g)		170	148,104
4.00%, 10/15/33		81	68,614

			6,056,303

Food Products — 0.5%
Aramark International Finance SARL, 3.13%, 04/01/25(d)	EUR	138	146,999

Security		Par (000)	Value

Food Products (continued)
Chobani LLC/Chobani Finance Corp., Inc.(b)(g)
4.63%, 11/15/28	USD	608	$566,983
7.63%, 07/01/29		1,160	1,175,950
Darling Global Finance BV, 3.63%, 05/15/26(d)	EUR	120	127,520
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	434	430,095
Fiesta Purchaser, Inc., 7.88%, 03/01/31(b)		147	151,807
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	113,999

			2,713,353

Gas Utilities(b) — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(g)		298	308,582
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		91	82,963

			391,545

Ground Transportation — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 02/15/31(b)		235	234,618
GN Bondco LLC, 9.50%, 10/15/31(b)(g)		320	319,428
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(g)		1,310	1,300,033
RXO, Inc., 7.50%, 11/15/27(b)(g)		68	69,785
Uber Technologies, Inc.
0.00%, 12/15/25(l)(m)		156	175,110
8.00%, 11/01/26(b)(g)		114	115,372
7.50%, 09/15/27(b)(g)		255	261,122
6.25%, 01/15/28(b)(g)		272	273,112
4.50%, 08/15/29(b)(g)		886	840,652
Series 2028, 0.88%, 12/01/28(b)(l)		498	616,026
Union Pacific Corp., 3.20%, 05/20/41(g)		600	467,521

			4,672,779

Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	100	105,188
4.63%, 07/15/28(b)(g)	USD	675	639,640
3.88%, 11/01/29(b)		209	188,401
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)(g)		1,461	1,511,638
Medline Borrower LP(b)(g)
3.88%, 04/01/29		688	626,222
5.25%, 10/01/29		1,503	1,420,588
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		199	214,374
Teleflex, Inc.
4.63%, 11/15/27		80	76,943
4.25%, 06/01/28(b)(g)		331	310,597

			5,093,591

Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		115	111,951
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(g)		345	313,950
Catalent Pharma Solutions, Inc.(b)
5.00%, 07/15/27(g)		627	617,419
3.13%, 02/15/29(g)		389	371,720
3.50%, 04/01/30		154	146,671
Charles River Laboratories International, Inc.(b)
4.25%, 05/01/28		159	149,959
4.00%, 03/15/31		42	37,529
CHS/Community Health Systems, Inc.(b)(g)
5.63%, 03/15/27		292	268,757
6.00%, 01/15/29		631	551,240
5.25%, 05/15/30		750	611,559

8

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b)(g) (continued)
4.75%, 02/15/31	USD	567	$437,580
Elevance Health, Inc., 3.65%, 12/01/27(g)		1,000	956,673
Encompass Health Corp.
4.50%, 02/01/28		15	14,286
4.75%, 02/01/30(g)		299	280,150
4.63%, 04/01/31(g)		237	215,481
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	100	113,167
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)(g)	USD	196	202,328
HCA, Inc., 5.50%, 06/15/47(g)		650	617,908
HealthEquity, Inc., 4.50%, 10/01/29(b)(g)		782	721,503
IQVIA, Inc.
5.00%, 10/15/26(b)(g)		263	257,342
5.00%, 05/15/27(b)(g)		437	426,698
6.25%, 02/01/29(g)		116	120,446
6.50%, 05/15/30(b)		211	215,329
Legacy LifePoint Health LLC, 4.38%, 02/15/27(b)(g)		253	241,088
LifePoint Health, Inc.(b)(g)
9.88%, 08/15/30		285	298,122
11.00%, 10/15/30		457	488,438
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		431	432,930
ModivCare, Inc., 5.88%, 11/15/25(b)(g)		401	390,515
Molina Healthcare, Inc.(b)
4.38%, 06/15/28		46	43,241
3.88%, 11/15/30		80	71,126
3.88%, 05/15/32(g)		141	122,772
Prime Healthcare Services, Inc., 7.25%, 11/01/25(b)		48	47,746
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/01/26(b)		88	88,118
Star Parent, Inc., 9.00%, 10/01/30(b)(g)		886	937,659
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25(g)		305	305,030
10.00%, 04/15/27(g)		621	622,144
7.25%, 04/15/32(h)		625	629,854
Tenet Healthcare Corp.
4.63%, 06/15/28		81	77,127
6.13%, 06/15/30(g)		250	249,426
6.75%, 05/15/31(b)(g)		896	912,334
UnitedHealth Group, Inc., 3.75%, 07/15/25(g)		1,470	1,445,481

			15,162,797

Health Care REITs — 0.2%
Healthpeak OP LLC, 2.88%, 01/15/31(g)		1,000	858,561

Health Care Technology — 0.4%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(g)		2,163	1,978,320

Hotel & Resort REITs(g) — 0.7%
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		751	723,071
7.25%, 07/15/28(b)		327	336,749
4.50%, 02/15/29(b)		302	281,993
6.50%, 04/01/32(b)		784	786,646
Service Properties Trust
7.50%, 09/15/25		165	167,224
8.63%, 11/15/31(b)		1,184	1,262,662

			3,558,345

Hotels, Restaurants & Leisure — 5.7%
Boyd Gaming Corp.(g)
4.75%, 12/01/27		133	128,124
4.75%, 06/15/31(b)		366	336,335

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Boyne USA, Inc., 4.75%, 05/15/29(b)(g)	USD	363	$336,491
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28(g)		208	195,481
4.38%, 01/15/28(g)		134	126,755
4.00%, 10/15/30		212	188,892
Caesars Entertainment, Inc.(b)(g)
8.13%, 07/01/27		1,703	1,744,146
4.63%, 10/15/29		154	140,428
7.00%, 02/15/30		1,619	1,661,879
6.50%, 02/15/32		676	681,953
Carnival Corp.
7.63%, 03/01/26(b)(g)		152	153,787
7.63%, 03/01/26(d)	EUR	100	109,959
5.75%, 03/01/27(b)(g)	USD	806	797,727
4.00%, 08/01/28(b)(g)		357	330,775
6.00%, 05/01/29(b)(g)		884	872,251
7.00%, 08/15/29(b)		166	173,136
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)(g)		2,621	2,859,141
Churchill Downs, Inc.(b)
5.50%, 04/01/27(g)		695	682,169
4.75%, 01/15/28		137	130,419
5.75%, 04/01/30(g)		929	896,765
6.75%, 05/01/31(g)		389	391,173
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 8.41%, 07/31/28(a)(d)	EUR	100	109,773
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29(g)	USD	570	522,676
6.75%, 01/15/30		136	122,116
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/29(b)(g)		146	133,938
4.88%, 01/15/30(g)		537	514,876
4.00%, 05/01/31(b)(g)		189	168,922
3.63%, 02/15/32(b)		4	3,444
6.13%, 04/01/32(b)		202	202,859
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow Esc, 6.63%, 01/15/32(b)		232	232,937
Life Time, Inc.(b)(g)
5.75%, 01/15/26		340	337,242
8.00%, 04/15/26		257	260,104
Light & Wonder International, Inc.(b)
7.00%, 05/15/28		174	175,282
7.25%, 11/15/29(g)		51	52,355
7.50%, 09/01/31		207	215,260
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28(b)(g)		246	260,135
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)(g)		305	307,359
Lottomatica SpA/Roma, (3-mo. EURIBOR + 4.00%), 7.94%, 12/15/30(a)(d)	EUR	100	109,234
Melco Resorts Finance Ltd.
4.88%, 06/06/25(b)(g)	USD	400	390,000
5.38%, 12/04/29(b)(g)		800	728,152
5.38%, 12/04/29(d)		250	227,548
Merlin Entertainments Group US Holdings, Inc., 7.38%, 02/15/31(b)(g)		298	300,244
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)(g)		600	594,430
MGM China Holdings Ltd.(g)
5.88%, 05/15/26(d)		250	246,562

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.(g) (continued)
4.75%, 02/01/27(b)	USD	200	$190,111
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		146	135,190
NCL Corp. Ltd.(b)
5.88%, 03/15/26(g)		333	328,721
8.38%, 02/01/28(g)		132	139,435
8.13%, 01/15/29		121	128,040
7.75%, 02/15/29		77	79,947
NCL Finance Ltd., 6.13%, 03/15/28(b)(g)		261	257,742
Ontario Gaming GTA LP, 8.00%, 08/01/30(b)		161	165,826
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		116	88,558
5.88%, 09/01/31		116	84,803
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		141	152,384
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		177	170,259
Royal Caribbean Cruises Ltd.(b)
4.25%, 07/01/26		72	69,483
5.38%, 07/15/27(g)		134	132,110
5.50%, 04/01/28(g)		118	116,632
8.25%, 01/15/29		191	202,021
9.25%, 01/15/29(g)		190	203,787
7.25%, 01/15/30(g)		243	252,473
6.25%, 03/15/32(g)		334	336,659
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30(b)(g)		232	224,285
Six Flags Entertainment Corp., 7.25%, 05/15/31(b)(g)		911	922,942
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		185	185,267
Station Casinos LLC(b)
4.63%, 12/01/31(g)		277	248,966
6.63%, 03/15/32		209	211,125
TUI AG, 5.88%, 03/15/29(d)	EUR	100	109,443
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	137	137,036
Viking Cruises Ltd.(b)
5.88%, 09/15/27(g)		236	231,543
7.00%, 02/15/29		51	51,221
9.13%, 07/15/31(g)		729	797,243
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	157,655
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		158	146,880
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)(g)		192	188,048
Wynn Macau Ltd.
5.50%, 01/15/26(d)(g)		347	336,913
5.50%, 01/15/26(b)		200	194,186
5.63%, 08/26/28(b)(g)		600	568,125
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)(g)
5.13%, 10/01/29		773	732,302
7.13%, 02/15/31		533	551,600
Yum! Brands, Inc., 4.75%, 01/15/30(b)		167	158,394

			28,540,589

Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) 4.63%, 04/01/30		145	132,482

Security		Par (000)	Value

Household Durables (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.(b) (continued)
Series B, 4.63%, 08/01/29	USD	100	$92,241
Beazer Homes USA, Inc., 7.50%, 03/15/31(b)		88	88,872
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	188,683
4.88%, 02/15/30(g)		364	326,482
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)(g)		193	191,223
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	120,049
LGI Homes, Inc., 8.75%, 12/15/28(b)		89	93,907
Mattamy Group Corp., 4.63%, 03/01/30(b)(g)		199	180,541
New Home Co., Inc.(b)
8.25%, 10/15/27		18	17,928
9.25%, 10/01/29(h)		224	225,120
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	123,155
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)(g)		671	496,239
Taylor Morrison Communities, Inc., 5.13%, 08/01/30(b)		54	51,568
Tempur Sealy International, Inc.(b)
4.00%, 04/15/29		204	185,132
3.88%, 10/15/31		48	40,762
Tri Pointe Group, Inc./Tri Pointe Homes, Inc., 5.88%, 06/15/24		11	10,978
Tri Pointe Homes, Inc., 5.25%, 06/01/27		15	14,651

			2,580,013

Household Products — 0.1%
Berkline Benchcraft LLC, 4.50%, 05/03/12(c)(e)(j)		200	—
Central Garden & Pet Co.
5.13%, 02/01/28		15	14,543
4.13%, 10/15/30(g)		194	174,037
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		141	138,186
5.50%, 07/15/30		154	150,831
3.88%, 03/15/31		70	67,429

			545,026

Independent Power and Renewable Electricity Producers — 0.7%
Alexander Funding Trust II, 7.47%, 07/31/28(b)		170	179,741
Calpine Corp.(b)
5.25%, 06/01/26		221	218,713
5.13%, 03/15/28(g)		1,060	1,017,328
4.63%, 02/01/29(g)		106	98,105
5.00%, 02/01/31		91	83,474
Clearway Energy Operating LLC(b)(g)
4.75%, 03/15/28		336	319,382
3.75%, 01/15/32		307	258,090
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(d)		200	194,520
NextEra Energy Partners LP(b)(l)
0.00%, 11/15/25(m)		199	176,613
2.50%, 06/15/26		199	179,091
NRG Energy, Inc.(g)
6.63%, 01/15/27		720	720,359
7.00%, 03/15/33(b)		205	218,746

			3,664,162

Insurance — 5.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(g)
4.25%, 10/15/27		1,317	1,239,902
6.75%, 10/15/27		2,327	2,292,616
6.75%, 04/15/28		529	532,734
5.88%, 11/01/29		1,040	966,148

10

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(g) (continued)
7.00%, 01/15/31	USD	1,045	$1,055,470
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25(g)		360	351,210
AmWINS Group, Inc.(b)
6.38%, 02/15/29		138	138,745
4.88%, 06/30/29(g)		197	183,876
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	100	106,267
7.75%, 02/15/31(b)(g)	USD	695	691,863
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(g)		621	613,127
AssuredPartners, Inc., 7.50%, 02/15/32(b)(g)		382	375,374
FWD Group Holdings Ltd., 8.40%, 04/05/29(b)(h)		220	227,700
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(b)(g)
7.25%, 02/15/31		1,710	1,716,458
8.13%, 02/15/32		748	754,348
HUB International Ltd.(b)(g)
7.25%, 06/15/30		3,388	3,481,838
7.38%, 01/31/32		4,009	4,035,798
Jones Deslauriers Insurance Management, Inc.(b)(g)
8.50%, 03/15/30		543	566,012
10.50%, 12/15/30		256	270,139
NFP Corp.(b)
4.88%, 08/15/28(g)		519	520,175
6.88%, 08/15/28(g)		1,283	1,299,375
7.50%, 10/01/30(g)		105	110,618
8.50%, 10/01/31		211	232,218
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(h)		2,844	2,891,523
Ryan Specialty LLC, 4.38%, 02/01/30(b)		125	116,828
USI, Inc./New York, 7.50%, 01/15/32(b)(g)		465	465,857

			25,236,219

Interactive Media & Services — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)(g)		403	366,182
iliad SA(d)
5.38%, 06/14/27	EUR	100	109,901
5.63%, 02/15/30		100	110,733
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/27(b)(g)	USD	279	285,301

			872,117

Internet Software & Services(b) — 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/27(g)		303	296,325
3.50%, 03/01/29		204	183,988
Lyft, Inc., 0.63%, 03/01/29(l)		160	186,899
Match Group Holdings II LLC
4.63%, 06/01/28		157	148,163
5.63%, 02/15/29(g)		177	171,559
4.13%, 08/01/30		198	176,169
3.63%, 10/01/31(g)		153	130,012

			1,293,115

IT Services — 0.9%
CA Magnum Holdings, 5.38%, 10/31/26(b)(g)		382	366,720
Camelot Finance SA, 4.50%, 11/01/26(b)(g)		624	600,386
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		582	603,322
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(g)		578	590,026

Security		Par (000)	Value

IT Services (continued)
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(d)	EUR	100	$115,976
Fair Isaac Corp., 4.00%, 06/15/28(b)(g)	USD	450	420,325
KBR, Inc., 4.75%, 09/30/28(b)		235	216,095
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		47	45,587
Science Applications International Corp., 4.88%, 04/01/28(b)(g)		289	275,958
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		47	46,924
Twilio, Inc.
3.63%, 03/15/29		142	127,718
3.88%, 03/15/31(g)		319	278,484
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)(g)		676	608,518

			4,296,039

Leisure Products — 0.1%
Acushnet Co., 7.38%, 10/15/28(b)		87	90,156
Amer Sports Co., 6.75%, 02/16/31(b)(g)		295	292,733
Mattel, Inc., 6.20%, 10/01/40(g)		126	125,838

			508,727

Machinery — 1.6%
ATS Corp., 4.13%, 12/15/28(b)		108	98,993
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		675	700,951
9.50%, 01/01/31		136	148,101
Esab Corp., 6.25%, 04/15/29(b)(h)		266	267,246
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)(g)		145	107,633
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(i)		240	240,404
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29(b)(g)		771	797,305
Loxam SAS, 6.38%, 05/31/29(d)	EUR	100	112,124
Madison IAQ LLC, 5.88%, 06/30/29(b)(g)	USD	836	764,839
OT Merger Corp., 7.88%, 10/15/29(b)		115	82,117
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)		122	111,706
Terex Corp., 5.00%, 05/15/29(b)(g)		333	314,381
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)(g)		928	926,896
TK Elevator Holdco GmbH
6.63%, 07/15/28(d)	EUR	129	134,335
7.63%, 07/15/28(b)(g)	USD	400	392,172
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	311	322,528
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(g)	USD	1,833	1,770,842
Vertiv Group Corp., 4.13%, 11/15/28(b)(g)		992	922,998

			8,215,571

Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28(b)		100	102,050

Media — 5.9%
Altice Financing SA(b)(g)
9.63%, 07/15/27		554	529,894
5.75%, 08/15/29		724	580,099
Cable One, Inc.
0.00%, 03/15/26(l)(m)		88	76,648
1.13%, 03/15/28(g)(l)		620	465,372
4.00%, 11/15/30(b)(g)		231	180,279
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.13%, 05/01/27(g)		565	538,316
5.00%, 02/01/28(g)		701	652,564
5.38%, 06/01/29		57	52,181

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.(b) (continued)
6.38%, 09/01/29(g)	USD	734	$696,333
4.75%, 03/01/30(g)		246	211,226
4.25%, 02/01/31(g)		707	577,371
7.38%, 03/01/31(g)		1,773	1,738,751
4.75%, 02/01/32(g)		168	137,109
4.25%, 01/15/34(g)		346	261,179
Charter Communications Operating LLC/Charter Communications Operating Capital(g)
4.91%, 07/23/25		2,425	2,395,487
5.38%, 05/01/47		425	342,450
Clear Channel Outdoor Holdings, Inc.(b)(g)
5.13%, 08/15/27		653	615,541
7.75%, 04/15/28		330	289,014
9.00%, 09/15/28		1,891	1,969,694
7.50%, 06/01/29		671	554,945
7.88%, 04/01/30		657	653,160
CMG Media Corp., 8.88%, 12/15/27(b)(g)		315	208,754
CSC Holdings LLC(b)(g)
5.50%, 04/15/27		200	178,943
11.25%, 05/15/28		1,475	1,461,641
11.75%, 01/31/29		1,735	1,737,706
4.13%, 12/01/30		330	235,967
4.50%, 11/15/31		269	190,443
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)(g)		783	740,746
Discovery Communications LLC, 3.45%, 03/15/25(g)		170	166,361
DISH DBS Corp.(b)
5.25%, 12/01/26		1,090	858,275
5.75%, 12/01/28		71	48,795
DISH Network Corp., 11.75%, 11/15/27(b)		916	935,173
GCI LLC, 4.75%, 10/15/28(b)		107	98,109
Gray Television, Inc.(b)(g)
5.88%, 07/15/26		242	235,680
7.00%, 05/15/27		402	373,873
Hughes Satellite Systems Corp., 5.25%, 08/01/26		114	94,878
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		200	187,706
Lamar Media Corp., 4.00%, 02/15/30		40	36,354
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)(g)		560	525,570
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)		177	168,001
Nexstar Media, Inc., 5.63%, 07/15/27(b)		79	75,786
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27(g)		558	537,053
4.25%, 01/15/29(g)		310	280,853
4.63%, 03/15/30		107	95,961
7.38%, 02/15/31(g)		295	308,990
Pinewood Finco PLC, 6.00%, 03/27/30(d)(h)	GBP	100	126,215
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	894	710,867
6.50%, 09/15/28		863	411,596
Sirius XM Radio, Inc.(b)
3.13%, 09/01/26(g)		535	501,148
5.00%, 08/01/27(g)		860	827,391
4.00%, 07/15/28		97	88,743
Stagwell Global LLC, 5.63%, 08/15/29(b)(g)		101	91,719

Security		Par (000)	Value

Media (continued)
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(g)	USD	449	$400,723
TEGNA, Inc., 4.75%, 03/15/26(b)		45	44,118
Tele Columbus AG, (10.00% PIK), 10.00%, 03/19/29(d)(i)	EUR	100	74,009
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	200	187,846
Univision Communications, Inc.(b)
6.63%, 06/01/27		376	367,741
8.00%, 08/15/28(g)		1,061	1,080,905
7.38%, 06/30/30(g)		174	172,058
Videotron Ltd., 3.63%, 06/15/29(b)		84	75,926
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(g)		754	691,781
VZ Secured Financing BV, 3.50%, 01/15/32(d)	EUR	100	94,490
Ziggo Bond Co. BV(b)
6.00%, 01/15/27(g)	USD	199	196,129
5.13%, 02/28/30		225	192,690
Ziggo BV, 4.88%, 01/15/30(b)		200	179,547

			29,814,873

Metals & Mining — 2.2%
ABJA Investment Co. Pte. Ltd., 5.95%, 07/31/24(d)		250	249,070
Amsted Industries, Inc., 5.63%, 07/01/27(b)		156	153,657
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	195,279
11.50%, 10/01/31(g)		846	942,244
ATI, Inc.
5.88%, 12/01/27(g)		171	168,375
4.88%, 10/01/29		101	95,041
7.25%, 08/15/30(g)		525	542,652
5.13%, 10/01/31(g)		273	252,912
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		1,109	1,115,237
Carpenter Technology Corp.
6.38%, 07/15/28		36	35,939
7.63%, 03/15/30(g)		367	378,616
Constellium SE
4.25%, 02/15/26(d)	EUR	100	107,457
5.88%, 02/15/26(b)(g)	USD	588	583,880
5.63%, 06/15/28(b)(g)		500	486,082
3.75%, 04/15/29(b)(g)		756	680,172
First Quantum Minerals Ltd., 9.38%, 03/01/29(b)(g)		450	466,821
JSW Steel Ltd., 5.95%, 04/18/24(d)		200	199,820
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		212	198,927
4.50%, 06/01/31		613	542,339
New Gold, Inc., 7.50%, 07/15/27(b)(g)		631	632,426
Novelis Corp.(b)(g)
3.25%, 11/15/26		868	808,785
4.75%, 01/30/30		988	911,551
3.88%, 08/15/31		1,030	884,776
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	200	202,845
Samarco Mineracao SA, (9.50% PIK), 9.50%, 06/30/31(d)(i)	USD	26	23,400
Vedanta Resources Finance II PLC, 13.88%, 01/21/27(d)		94	88,536

			10,946,839

Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.25%, 10/01/25		43	42,235

12

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage Real Estate Investment Trusts (REITs) (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (continued)
4.25%, 02/01/27	USD	170	$159,049
4.75%, 06/15/29		67	60,905
Starwood Property Trust, Inc., 7.25%, 04/01/29		171	172,361

			434,550

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(g)		450	346,333
Highwoods Realty LP, 7.65%, 02/01/34		55	59,984

			406,317

Oil, Gas & Consumable Fuels — 9.2%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)(g)		604	610,970
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27(g)		298	294,269
5.75%, 01/15/28		59	58,091
5.38%, 06/15/29		206	198,102
6.63%, 02/01/32(g)		291	292,270
Apache Corp., 5.35%, 07/01/49		26	21,978
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27(g)		418	526,074
8.25%, 12/31/28(g)		804	825,936
Series B, 5.88%, 06/30/29		134	127,760
Baytex Energy Corp., 8.50%, 04/30/30(b)		193	201,528
Buckeye Partners LP
4.13%, 03/01/25(b)(g)		262	255,989
5.85%, 11/15/43		145	123,537
5.60%, 10/15/44		86	68,733
Callon Petroleum Co.
6.38%, 07/01/26		162	163,722
8.00%, 08/01/28(b)(g)		528	551,728
7.50%, 06/15/30(b)(g)		394	416,655
Chesapeake Energy Corp.(b)
5.88%, 02/01/29		41	40,663
6.75%, 04/15/29(g)		283	286,032
CITGO Petroleum Corp., 8.38%, 01/15/29(b)(g)		509	534,776
Civitas Resources, Inc.(b)(g)
8.38%, 07/01/28		650	684,263
8.63%, 11/01/30		283	303,879
8.75%, 07/01/31		725	775,793
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	85,562
CNX Resources Corp., 7.38%, 01/15/31(b)		97	98,788
Comstock Resources, Inc.(b)(g)
6.75%, 03/01/29		509	485,404
5.88%, 01/15/30		595	538,837
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)(g)		1,617	1,528,253
Crescent Energy Finance LLC(b)(g)
9.25%, 02/15/28		597	630,364
7.63%, 04/01/32		601	605,631
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		221	233,245
DT Midstream, Inc.(b)(g)
4.13%, 06/15/29		328	301,541
4.38%, 06/15/31		418	378,551
Ecopetrol SA, 8.88%, 01/13/33		122	128,160

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc.(a)
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78(g)	USD	1,565	$1,523,185
(5-year CMT + 4.43%), 8.50%, 01/15/84		194	210,788
Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 01/30/28(b)(g)		386	389,129
Energean Israel Finance Ltd., 8.50%, 09/30/33(b)(d)		38	37,712
Energy Transfer LP(g)
3.90%, 07/15/26		235	227,878
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		573	601,003
Series H, (5-year CMT + 5.69%), 6.50%(a)(k)		456	446,945
EnLink Midstream LLC(g)
5.63%, 01/15/28(b)		310	307,048
5.38%, 06/01/29		253	248,386
6.50%, 09/01/30(b)		189	194,448
EnLink Midstream Partners LP, 5.60%, 04/01/44		205	182,522
EQM Midstream Partners LP
6.00%, 07/01/25(b)		94	94,119
4.13%, 12/01/26		100	96,158
4.50%, 01/15/29(b)		21	19,690
6.38%, 04/01/29(b)(g)		343	345,519
7.50%, 06/01/30(b)		84	89,791
4.75%, 01/15/31(b)(g)		506	470,557
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)		69	71,892
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28(g)		182	182,937
8.25%, 01/15/29		327	335,697
8.88%, 04/15/30		213	222,958
Harvest Midstream I LP, 7.50%, 09/01/28(b)		60	60,836
Hess Corp., 4.30%, 04/01/27		50	49,026
Hess Midstream Operations LP, 4.25%, 02/15/30(b)(g)		189	173,674
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	144,842
5.75%, 02/01/29		212	206,496
6.00%, 04/15/30		21	20,561
8.38%, 11/01/33(g)		618	670,033
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)(g)		263	277,521
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(d)		200	194,750
Impulsora Pipeline LLC, 6.05%, 01/01/43(c)		1,306	1,103,393
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		343	313,022
Kinetik Holdings LP(b)
6.63%, 12/15/28		92	93,633
5.88%, 06/15/30(g)		220	215,188
Leviathan Bond Ltd., 6.75%, 06/30/30(b)(d)		15	14,150
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		32	31,478
Matador Resources Co.(b)
6.88%, 04/15/28(g)		326	333,522
6.50%, 04/15/32(h)		303	303,367
Medco Bell Pte. Ltd., 6.38%, 01/30/27(d)		250	243,516
MPLX LP, 4.25%, 12/01/27(g)		185	179,922
Murphy Oil Corp., 5.88%, 12/01/42		29	26,021
Nabors Industries Ltd.(b)
7.25%, 01/15/26		92	91,430
7.50%, 01/15/28		234	219,473
Nabors Industries, Inc.(b)
7.38%, 05/15/27		25	24,954
9.13%, 01/31/30(g)		187	194,416

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc.(b)(g)
6.75%, 09/15/25	USD	308	$305,901
8.75%, 03/15/29		811	807,908
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(g)
8.13%, 02/15/29		512	524,381
8.38%, 02/15/32		1,035	1,060,986
Noble Finance II LLC, 8.00%, 04/15/30(b)(g)		310	322,911
Northern Oil & Gas, Inc.
8.13%, 03/01/28(b)(g)		1,139	1,156,072
3.63%, 04/15/29(l)		152	185,060
8.75%, 06/15/31(b)(g)		314	331,572
NuStar Logistics LP, 6.00%, 06/01/26		163	162,272
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		222	230,273
Permian Resources Operating LLC(b)(g)
8.00%, 04/15/27		272	280,143
5.88%, 07/01/29		411	404,154
9.88%, 07/15/31		309	344,319
7.00%, 01/15/32		329	341,309
Petroleos Mexicanos
4.25%, 01/15/25		37	35,954
6.50%, 03/13/27		85	79,901
8.75%, 06/02/29		130	126,578
5.95%, 01/28/31(g)		158	126,621
6.70%, 02/16/32		48	39,960
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	197,653
Precision Drilling Corp., 6.88%, 01/15/29(b)		12	11,978
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)(g)		331	309,757
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	47,664
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)(g)		389	402,343
SM Energy Co.
6.75%, 09/15/26(g)		202	202,202
6.50%, 07/15/28		99	99,424
Southwestern Energy Co.
5.70%, 01/23/25		18	17,916
5.38%, 02/01/29(g)		252	244,751
4.75%, 02/01/32		5	4,603
Sunoco LP/Sunoco Finance Corp.
5.88%, 03/15/28		124	122,814
7.00%, 09/15/28(b)		33	33,718
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
6.00%, 03/01/27		41	40,361
5.50%, 01/15/28		108	104,056
7.38%, 02/15/29(g)		471	473,815
6.00%, 12/31/30		3	2,850
6.00%, 09/01/31		131	122,256
Talos Production, Inc.(b)
9.00%, 02/01/29		184	195,402
9.38%, 02/01/31		154	164,173
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	269,742
Transocean Aquila Ltd., 8.00%, 09/30/28(b)		129	132,406
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)(g)		175	182,124
Transocean, Inc.(b)(g)
7.50%, 01/15/26		664	659,843
11.50%, 01/30/27		569	593,023
8.00%, 02/01/27		396	393,058
8.75%, 02/15/30		875	912,133

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Valaris Ltd., 8.38%, 04/30/30(b)(g)	USD	825	$851,015
Venture Global Calcasieu Pass LLC(b)
3.88%, 08/15/29(g)		802	721,918
4.13%, 08/15/31		9	8,003
3.88%, 11/01/33(g)		636	540,347
Venture Global LNG, Inc.(b)(g)
8.13%, 06/01/28		799	815,129
9.50%, 02/01/29		2,117	2,281,836
8.38%, 06/01/31		1,395	1,438,620
9.88%, 02/01/32		1,290	1,390,290
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		159	155,247
Vital Energy, Inc.
10.13%, 01/15/28(g)		272	285,438
9.75%, 10/15/30(g)		327	357,590
7.88%, 04/15/32(b)		498	505,902
Western Midstream Operating LP, 5.25%, 02/01/50(g)		134	119,866

			46,138,211

Passenger Airlines(b) — 0.6%
Air Canada, 3.88%, 08/15/26(g)		464	442,851
American Airlines, Inc., 8.50%, 05/15/29(g)		482	509,212
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26		146	145,372
5.75%, 04/20/29(g)		890	874,753
United Airlines, Inc.(g)
4.38%, 04/15/26		514	496,903
4.63%, 04/15/29		690	641,700
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27		127	107,369

			3,218,160

Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, 07/15/30(b)(g)		259	263,012

Pharmaceuticals — 0.9%
1375209 BC Ltd., 9.00%, 01/30/28(b)		271	265,581
AbbVie, Inc., 4.25%, 11/14/28(g)		1,000	982,371
Cheplapharm Arzneimittel GmbH, 4.38%, 01/15/28(d)	EUR	100	104,284
CVS Health Corp., 3.75%, 04/01/30(g)	USD	1,000	931,823
Jazz Securities DAC, 4.38%, 01/15/29(b)(g)		200	186,308
Option Care Health, Inc., 4.38%, 10/31/29(b)(g)		245	224,630
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(g)
4.13%, 04/30/28		428	398,850
5.13%, 04/30/31		200	177,821
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	119,380
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(g)	USD	570	531,337
4.75%, 05/09/27(g)		400	384,712
7.88%, 09/15/29		200	214,112
8.13%, 09/15/31(g)		200	218,298

			4,739,507

Professional Services(b)(g) — 0.3%
CoreLogic, Inc., 4.50%, 05/01/28		962	862,590
Dun & Bradstreet Corp., 5.00%, 12/15/29		654	603,682

			1,466,272

Real Estate Management & Development — 0.2%
Agps Bondco PLC(d)(e)(j)
5.50%, 11/13/26	EUR	100	41,368

14

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Agps Bondco PLC(d)(e)(j) (continued)
5.00%, 01/14/29	EUR	100	$40,619
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/30(b)	USD	236	210,018
Series AI, 7.00%, 04/15/30(g)		271	241,485
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		181	191,274
Fantasia Holdings Group Co. Ltd.(d)(e)(j)
11.75%, 04/17/22		400	6,000
11.88%, 06/01/23		200	3,000
9.25%, 07/28/23		200	3,000
9.88%, 10/19/23		200	3,000
Howard Hughes Corp.(b)
5.38%, 08/01/28		65	62,346
4.13%, 02/01/29		149	133,915
4.38%, 02/01/31		100	86,836
Realogy Group LLC/Realogy Co.-Issuer Corp., 5.75%, 01/15/29(b)		8	5,665
Theta Capital Pte. Ltd., 8.13%, 01/22/25(d)		200	189,954

			1,218,480

Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		160	146,040

Semiconductors & Semiconductor Equipment — 1.0%
ams-OSRAM AG, 10.50%, 03/30/29(d)	EUR	100	106,698
Broadcom, Inc., 4.11%, 09/15/28(g)	USD	1,594	1,540,045
Entegris, Inc.(b)
4.38%, 04/15/28		169	158,838
4.75%, 04/15/29(g)		1,657	1,587,996
NCR Atleos Corp., 9.50%, 04/01/29(b)(g)		250	267,402
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25		33	31,986
QUALCOMM, Inc., 1.65%, 05/20/32(g)		1,779	1,409,170
Synaptics, Inc., 4.00%, 06/15/29(b)		172	154,799

			5,256,934

Software — 3.3%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)(g)		444	436,549
Boxer Parent Co., Inc.
6.50%, 10/02/25(d)	EUR	100	107,764
7.13%, 10/02/25(b)(g)	USD	398	398,355
9.13%, 03/01/26(b)(g)		803	802,702
Capstone Borrower, Inc., 8.00%, 06/15/30(b)(g)		304	315,445
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28		929	859,504
4.88%, 07/01/29		897	829,842
Cloud Software Group, Inc.(b)(g)
6.50%, 03/31/29		3,677	3,489,331
9.00%, 09/30/29		1,975	1,894,256
Elastic NV, 4.13%, 07/15/29(b)(g)		376	338,364
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)(g)		200	179,455
McAfee Corp., 7.38%, 02/15/30(b)(g)		664	608,919
MicroStrategy, Inc., 6.13%, 06/15/28(b)(g)		485	467,894
Open Text Corp., 6.90%, 12/01/27(b)(g)		321	331,911
Oracle Corp., 3.60%, 04/01/50(g)		785	567,144
Playtika Holding Corp., 4.25%, 03/15/29(b)		78	67,526

Security		Par (000)	Value

Software (continued)
SS&C Technologies, Inc., 5.50%, 09/30/27(b)(g)	USD	1,110	$1,085,311
UKG, Inc., 6.88%, 02/01/31(b)(g)		3,326	3,388,286
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)(g)		442	405,253

			16,573,811

Specialized REITs(b) — 0.2%
Iron Mountain, Inc.
7.00%, 02/15/29(g)		748	762,254
5.63%, 07/15/32		19	17,947

			780,201

Specialty Retail(b)(g) — 0.3%
Arko Corp., 5.13%, 11/15/29		124	102,632
eG Global Finance PLC, 12.00%, 11/30/28		298	316,755
PetSmart, Inc./PetSmart Finance Corp.
4.75%, 02/15/28		343	321,132
7.75%, 02/15/29		587	571,469

			1,311,988

Technology Hardware, Storage & Peripherals(b)(g) — 0.2%
Seagate HDD Cayman
8.25%, 12/15/29		499	536,158
8.50%, 07/15/31		474	512,234

			1,048,392

Textiles, Apparel & Luxury Goods(b) — 0.1%
Crocs, Inc., 4.25%, 03/15/29		25	22,856
Hanesbrands, Inc., 4.88%, 05/15/26(g)		176	171,358
Kontoor Brands, Inc., 4.13%, 11/15/29		98	87,960
Levi Strauss & Co., 3.50%, 03/01/31		16	14,037
William Carter Co., 5.63%, 03/15/27		160	158,913

			455,124

Trading Companies & Distributors(b) — 0.1%
Beacon Roofing Supply, Inc.
4.13%, 05/15/29		95	86,166
6.50%, 08/01/30(g)		288	292,243
GYP Holdings III Corp., 4.63%, 05/01/29(g)		371	344,911

			723,320

Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)		200	203,375
Azzurra Aeroporti SpA, 2.13%, 05/30/24(d)	EUR	100	107,362
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27(d)	USD	200	185,313
Heathrow Finance PLC, 4.13%, 09/01/29(d)(o)	GBP	100	115,344
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(g)	USD	435	424,395

			1,035,789

Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(g)		900	867,368

Wireless Telecommunication Services — 1.0%
Altice France SA/France
5.88%, 02/01/27(d)	EUR	100	83,341
8.13%, 02/01/27(b)(g)	USD	507	396,301
5.50%, 01/15/28(b)(g)		381	270,603
5.13%, 07/15/29(b)(g)		902	609,782
4.25%, 10/15/29(d)	EUR	100	75,241
5.50%, 10/15/29(b)(g)	USD	572	388,235

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services (continued)
Cellnex Finance Co. SA, 1.25%, 01/15/29(d)	EUR	100	$96,865
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)(g)	USD	1,366	1,339,056
Eutelsat SA, 1.50%, 10/13/28(d)	EUR	100	80,309
Kenbourne Invest SA, 6.88%, 11/26/24(b)(g)	USD	275	133,547
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(e)(i)(j)		157	23,537
Rogers Communications, Inc., 5.00%, 03/15/44(g)		545	499,835
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	110,438
4.50%, 07/15/31(d)		100	107,283
4.75%, 07/15/31(b)(g)	USD	597	514,545
7.75%, 04/15/32(b)(h)		200	200,579

			4,929,497

Total Corporate Bonds — 77.3% (Cost: $394,572,208)			389,121,537

Floating Rate Loan Interests(a)

Aerospace & Defense — 2.2%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.26%), 9.57%, 10/31/28		438	440,068
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 9.01%, 08/03/29		660	647,062
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		1,966	1,835,139
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.85%, 05/25/28		400	373,313
Dynasty Acquisition Co., Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		2,102	2,104,938
Ovation Parent, Inc., 2024 Term Loan, 03/27/31(p)		213	213,134
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 13.18%, 02/01/29		453	453,622
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/01/28		1,824	1,820,481
Setanta Aircraft Leasing DAC, Term Loan B, (3-mo. CME Term SOFR + 2.26%), 7.56%, 11/05/28		591	591,863
Standard Aero Ltd., 2024 Term Loan B2, (1-mo. CME Term SOFR + 3.50%), 8.83%, 08/24/28		810	811,610
TransDigm, Inc.
2023 Term Loan J, (1-mo. CME Term SOFR at 1.00% Floor + 3.25%), 8.56%, 02/28/31		533	535,137
2024 Term Loan I, (3-mo. CME Term SOFR + 2.75%), 8.07%, 08/24/28		1,086	1,089,059
2024 Term Loan K, 02/22/30(p)		178	178,262

			11,093,688

Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.56%, 03/17/30		159	159,490

Security		Par (000)	Value

Automobile Components — 0.4%
Clarios Global LP, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/06/30	USD	1,298	$1,299,972
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 10.42%, 11/17/28		574	539,176

			1,839,148

Automobiles — 0.2%
Dealer Tire Financial LLC, 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 12/14/27(c)		819	824,314
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 02/08/28		96	89,567

			913,881

Banks — 0.3%
Ascensus Holdings, Inc., Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 08/02/28		1,611	1,603,038

Beverages — 0.7%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR + 6.10%), 11.40%, 01/24/30		911	733,451
Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 01/24/29		2,522	2,354,188
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.81%, 03/31/28		639	631,713

			3,719,352

Broadline Retail — 0.5%
Sally Holdings LLC, 2023 CovLite Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 02/28/30		288	287,730
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.08%, 03/15/30		2,249	2,248,655
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/21/27		157	123,784

			2,660,169

Building Products — 1.1%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 05/13/29		127	127,763
Beacon Roofing Supply, Inc., 2024 Term Loan B, 05/19/28(p)		867	867,291
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR + 4.00%), 9.31%, 01/29/31		880	883,080
LBM Acquisition LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 9.18%, 12/17/27		387	385,931
SRS Distribution, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 06/02/28		1,797	1,807,448
2022 Incremental Term Loan, (1-mo. CME Term SOFR + 3.35%), 8.68%, 06/02/28		402	403,563
White Cap Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/19/27		929	931,707

			5,406,783

16

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Capital Markets — 1.3%
Aretec Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 08/09/30	USD	302	$302,989
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/20/29		723	724,088
Azalea Topco, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 07/24/26		325	322,651
Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.83%, 07/24/26		975	968,518
Castlelake Aviation One DAC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 10/22/27		320	320,084
Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/22/26		1,027	1,027,152
Focus Financial Partners LLC
2021 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 06/30/28		979	974,651
2024 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 06/30/28		689	686,683
ION Trading Finance Ltd., 2021 USD Term Loan, (3-mo. CME Term SOFR + 4.85%), 10.15%, 04/01/28		295	294,037
Osaic Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 4.50%), 9.83%, 08/17/28		1,139	1,142,689
2024 Term Loan, 08/17/28(p)		11	11,036

			6,774,578

Chemicals — 2.4%
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 09/30/28		581	579,419
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 13.43%, 11/24/27		331	329,572
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.07%, 08/27/26		305	299,174
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 08/18/28		603	599,955
CPC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 12/29/27		206	173,348
Derby Buyer LLC, USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 11/01/30		1,146	1,152,085
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 9.71%, 10/04/29		81	80,646
Ecovyst Catalyst Technologies LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.60%), 7.91%, 06/09/28		658	657,250
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 12/18/30		1,013	1,012,836
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 02/15/30		316	316,690

Security		Par (000)	Value

Chemicals (continued)
Herens U.S. Holdco Corp., USD Term Loan B, (3- mo. CME Term SOFR + 4.03%), 9.33%, 07/03/28	USD	571	$536,443
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 02/18/30		296	295,342
LSF11 A5 Holdco LLC
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.68%, 10/15/28		147	146,963
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 10/15/28		817	816,510
Momentive Performance Materials Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.50%), 9.83%, 03/29/28		1,164	1,143,149
Nouryon USA LLC, 2023 USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.42%, 04/03/28		469	469,163
Olympus Water US Holding Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.57%, 11/09/28		462	462,621
OQ Chemicals Corp., 2017 USD Term Loan B2, (3-mo. CME Term SOFR + 3.70%), 8.93%, 10/14/24		824	805,478
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.11%), 9.44%, 03/16/27		424	424,556
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 08/02/28		789	788,992
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 09/22/28		811	811,423

			11,901,615

Commercial Services & Supplies — 2.6%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.82%, 10/24/30(c)		313	312,987
Allied Universal Holdco LLC
2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 05/12/28		1,572	1,569,304
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.08%, 05/12/28		168	168,485
Amentum Government Services Holdings LLC, 2022 Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 02/15/29		322	322,663
Aramark Services, Inc.
2024 Term Loan B8, (3-mo. CME Term SOFR + 2.00%), 7.33%, 06/22/30		971	970,776
2023 Term Loan B6, 0.00%, 06/22/30		383	383,187
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.75%), 10.07%, 02/23/29(c)		1,262	1,265,155
Creative Artists Agency LLC, 2024 Term Loan B, 11/27/28(p)		1,580	1,582,187
Garda World Security Corp., 2022 Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.58%, 02/01/29		237	237,149

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Mavis Tire Express Services Topco Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 9.08%, 05/04/28	USD	1,329	$1,329,399
PECF USS Intermediate Holding III Corp., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.82%, 12/15/28		526	398,613
Prime Security Services Borrower LLC, 2023 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 10/14/30		447	446,880
Tempo Acquisition LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 08/31/28		2,255	2,260,705
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.10%), 9.43%, 11/02/27		966	938,948
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 7.58%, 02/22/31(c)		172	171,785
Viad Corp., Initial Term Loan, (1-mo. CME Term SOFR + 5.11%), 10.44%, 07/30/28		524	524,179

			12,882,402

Communications Equipment — 0.3%
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 10/24/30		836	836,378
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR + 4.61%), 9.93%, 05/30/30		300	290,645
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.83%, 03/02/29		613	592,933

			1,719,956

Construction & Engineering — 0.7%
Brand Industrial Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 10.81%, 08/01/30		2,013	2,021,985
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 8.93%, 12/16/27		253	253,345
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/21/28		424	425,233
USIC Holdings, Inc., 2021 Term Loan, (3-mo. CME Term SOFR + 3.76%), 9.06%, 05/12/28		698	695,975

			3,396,538

Construction Materials — 2.1%
ACProducts Holdings, Inc., 2021 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.51%), 9.81%, 05/17/28		684	621,913
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		761	760,852
Chariot Buyer LLC
2024 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 11/03/28		337	337,421
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/03/28		1,570	1,567,025
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 04/12/28		75	74,486
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 11/23/27		721	711,246
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/02/28		166	165,183

Security		Par (000)	Value

Construction Materials (continued)
CPG International LLC, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.60%), 7.93%, 04/28/29	USD	355	$354,933
Emerald Debt Merger Sub LLC, Term Loan B, (3- mo. CME Term SOFR + 2.50%), 7.79%, 05/31/30		1,025	1,024,135
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		185	184,837
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 11.33%, 03/08/29		389	370,832
Oscar AcquisitionCo. LLC, Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.90%, 04/29/29		489	490,465
Quikrete Holdings, Inc.
2023 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 03/19/29		313	312,608
2024 Term Loan B, 03/25/31(p)		401	401,169
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 04/02/29(c)		279	280,021
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.36%), 7.69%, 09/22/28		657	657,286
Summit Materials LLC, 2023 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 01/12/29		372	373,581
Wilsonart LLC, 2021 Term Loan E, (3-mo. CME Term SOFR at 1.00% Floor + 3.35%), 8.65%, 12/31/26		1,447	1,448,239
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.11%), 7.44%, 10/04/28.		389	390,875

			10,527,107

Consumer Finance — 0.6%
GTCR W Merger Sub LLC, USD Term Loan B, (1- mo. CME Term SOFR + 3.00%), 8.31%, 01/31/31		1,313	1,316,558
Trans Union LLC
2019 Term Loan B5, (1-mo. CME Term SOFR + 1.85%), 7.18%, 11/16/26		741	740,315
2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.33%, 12/01/28		1,062	1,061,168

			3,118,041

Consumer Staples Distribution & Retail — 0.2%
U.S. Foods, Inc.
2019 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 7.44%, 09/13/26		581	581,558
2021 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/22/28		276	277,564

			859,122

Containers & Packaging — 0.8%
Charter Next Generation, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.83%, 12/01/27		1,883	1,885,505
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 10.43%, 10/29/28		600	587,023
Mauser Packaging Solutions Holding Co., Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 08/14/26		653	654,635
Pactiv Evergreen Group Holdings Inc, 2020 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 02/05/26		142	142,850

18

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Containers & Packaging (continued)
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 07/31/26	USD	256	$256,572
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.75%), 7.18%, 02/04/27		121	120,743
Trident TPI Holdings, Inc., 2021 Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.81%, 09/15/28		624	623,639

			4,270,967

Distributors — 0.2%
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 9.32%, 10/28/27		834	785,021

Diversified Consumer Services — 1.0%
Ascend Learning LLC, 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/11/28		331	328,781
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 11/24/28		855	853,426
KUEHG Corp., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.30%, 06/12/30		678	679,696
Learning Care Group U.S. No. 2, Inc., 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.07%, 08/11/28		110	110,468
Sotheby’s, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.76%), 10.08%, 01/15/27		1,322	1,294,188
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR + 4.50%), 9.81%, 10/04/30		798	800,416
Wand NewCo 3, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 01/30/31		1,048	1,050,452

			5,117,427

Diversified Telecommunication Services — 1.0%
Connect Finco SARL
2021 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 8.83%, 12/11/26		623	617,549
2024 Extended Term Loan B, 09/13/29(p)		641	629,935
Consolidated Communications, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.61%), 8.94%, 10/02/27		192	181,797
Level 3 Financing, Inc.(c)
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/29		365	362,814
2024 Extended Term Loan B2, (1-week CME Term SOFR at 2.00% Floor + 6.56%), 11.81%, 04/15/30		368	368,698
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-week CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/29		414	306,992

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
Lumen Technologies, Inc. (continued)
2024 Extended Term Loan B2, (3-mo. CME Term SOFR at 2.00% Floor + 2.46%), 7.79%, 04/15/30(c)	USD	423	$313,347
2024 Term Loan A, 06/01/28(p)		50	41,724
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.77%, 09/01/28		381	368,317
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR + 3.00%), 8.44%, 03/09/27		2,372	2,075,672

			5,266,845

Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.19%, 07/02/29		576	575,851
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR at 0.75% Floor + 2.86%), 8.19%, 07/31/28		104	104,519
Roper Industrial Products Investment Co., 2023 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.30%, 11/22/29		1,582	1,590,151

			2,270,521

Energy Equipment & Services — 0.0%
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 06/28/24(c)		16	7,888
2020 Take Back Term Loan, (1-mo. CME Term SOFR + 1.11%), 6.44%, 06/30/25		120	46,507

			54,395

Entertainment — 2.0%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/22/26		658	550,233
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.35%), 7.66%, 05/24/29		46	45,557
Cirque Du Soleil Holding USA Newco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.55%, 03/08/30		637	636,174
Delta 2 Lux SARL, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 01/15/30		1,024	1,024,256
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 03/24/25		1,032	1,029,513
Live Nation Entertainment, Inc., Term Loan B4, (1- mo. CME Term SOFR + 1.85%), 7.18%, 10/19/26		1,708	1,704,665
Motion Finco SARL, 2024 USD Term Loan B, 11/12/29(p)		646	644,542
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.36%, 1.61% PIK), 10.19%, 08/19/26(i)		1,042	989,148

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Entertainment (continued)
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.76%), 8.07%, 01/23/25	USD	885	$884,916
UFC Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.01%), 8.34%, 04/29/26		790	791,094
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 2.86%), 8.19%, 05/18/25		1,698	1,695,669

			9,995,767

Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 1.86%), 7.19%, 10/08/28		660	661,036
Covanta Holding Corp.
2021 Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		37	36,362
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 11/30/28		477	475,718
GFL Environmental, Inc., 2023 First Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 05/31/27		343	344,205

			1,517,321

Financial Services — 1.5%
Belron Finance U.S. LLC
2018 Term Loan B, (3-mo. CME Term SOFR + 2.51%), 7.82%, 11/13/25		176	176,401
2019 USD Term Loan B3, (3-mo. CME Term SOFR + 2.51%), 7.83%, 10/30/26		569	569,277
2023 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.66%, 04/18/29		219	218,900
2023 USD Term Loan, (3-mo. CME Term SOFR + 2.26%), 7.58%, 04/13/28		1,644	1,644,133
Cogeco Financing 2 LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 09/29/28		663	645,619
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 9.06%, 04/09/27		2,766	2,751,318
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR + 7.01%), 12.32%, 04/07/28		792	789,030
GIP Pilot Acquisition Partners LP, Term Loan, (3-mo. CME Term SOFR + 3.00%), 8.33%, 10/04/30		149	149,335
Hyperion Refinance SARL, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/15/31		393	393,035
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/31/29		342	339,716

			7,676,764

Food Products — 1.5%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 9.19%, 10/01/25		703	689,485
B&G Foods, Inc., 2019 Term Loan B4, (1-mo. CME Term SOFR + 2.50%), 7.83%, 10/10/26		128	128,020
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/25/27		2,215	2,218,566

Security		Par (000)	Value

Food Products (continued)
Chobani LLC (continued)
2023 Incremental Term Loan, (1-mo. CME Term SOFR + 3.75%), 9.08%, 10/25/27	USD	549	$551,368
Froneri U.S., Inc., 2020 USD Term Loan, (1-mo. CME Term SOFR + 2.35%), 7.68%, 01/29/27		1,967	1,967,419
H-Food Holdings LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.95%), 9.29%, 05/23/25		232	167,711
Nomad Foods U.S. LLC, Term Loan B4, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.27%, 11/13/29		582	582,229
UTZ Quality Foods LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 01/20/28		1,119	1,120,732

			7,425,530

Ground Transportation — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.85%), 10.17%, 04/06/28		270	270,412
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 7.19%, 08/06/27		477	474,474
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3-mo. CME Term SOFR + 5.76%), 11.10%, 08/04/25		358	251,174
Uber Technologies, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 03/03/30		1,051	1,055,373

			2,051,433

Health Care Equipment & Supplies — 1.5%
Avantor Funding, Inc., 2021 Term Loan B5, (1-mo. CME Term SOFR + 2.35%), 7.68%, 11/08/27		732	732,426
Bausch & Lomb Corp., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 4.00%), 9.33%, 09/29/28		458	456,844
Bausch and Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 05/10/27		1,306	1,288,916
Insulet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 8.33%, 05/04/28		280	280,312
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.31%, 10/19/27		1,007	987,893
Medline Borrower LP, USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 8.44%, 10/23/28		2,570	2,575,817
Sotera Health Holdings LLC, 2021 Term Loan, (1- mo. CME Term SOFR + 2.86%), 8.19%, 12/11/26		1,090	1,084,319

			7,406,527

Health Care Providers & Services — 2.3%
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1-mo. CME Term SOFR + 2.11%), 7.44%, 02/22/28		1,024	1,022,901
CHG Healthcare Services, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 09/29/28		458	458,250
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 8.82%, 11/08/27		1,134	1,135,810
Electron BidCo, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 11/01/28		1,221	1,222,852

20

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services (continued)
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.61%), 9.94%, 02/04/27	USD	333	$333,475
EyeCare Partners LLC
2020 Term Loan, (3-mo. CME Term SOFR + 4.01%), 9.32%, 02/18/27		844	442,948
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.01%), 12.32%, 11/15/29		176	60,703
2021 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.01%), 9.32%, 11/15/28		192	99,764
Fortrea Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 07/01/30		210	210,936
ICON Luxembourg SARL
2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 7.30%, 07/03/28		815	816,733
2024 US Term Loan B, 0.00%, 07/03/28		204	203,645
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.31%, 01/02/31		651	653,927
MED ParentCo LP, 1st Lien Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 08/31/26		165	164,757
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 12.43%, 11/01/29		247	197,291
Phoenix Newco, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 11/15/28		1,495	1,498,214
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 8.40%, 11/18/27		621	612,206
Reverb Buyer, Inc., 2021 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 11/01/28		483	430,028
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 09/27/30		559	555,227
Surgery Center Holdings, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 3.50%), 8.83%, 12/19/30		628	629,977
Vizient, Inc., 2022 Term Loan B7, (1-mo. CME Term SOFR at 0.50% Floor + 2.35%), 7.68%, 05/16/29		125	125,183
WCG Intermediate Corp., 2019 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 01/08/27		491	490,709

			11,365,536

Health Care Technology — 1.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 02/15/29		1,661	1,642,786
Cotiviti, Inc.(p)
2024 Fixed Term Loan B, 02/21/31		595	595,744
2024 Term Loan, 02/21/31		989	986,528
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 4.10%), 9.41%, 10/01/27		1,500	1,431,630

Security		Par (000)	Value

Health Care Technology (continued)
Verscend Holding Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/27/25	USD	1,245	$1,245,208
Waystar Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 4.00%), 9.33%, 10/22/29		487	487,710

			6,389,606

Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2023 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 05/18/30		250	249,508

Hotels, Restaurants & Leisure — 4.4%
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 02/02/26		1,033	993,378
Alterra Mountain Co.(c)
2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.18%, 05/31/30		315	316,399
2024 Add-on Term Loan B, 05/31/30(p)		108	108,405
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.83%, 10/02/28		620	581,319
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc., 2023 Term Loan B5, (1-mo. CME Term SOFR + 2.25%), 7.58%, 09/20/30		1,146	1,144,390
Caesars Entertainment, Inc.
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.04%, 02/06/31		1,430	1,430,000
Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.66%, 02/06/30		585	586,067
Carnival Corp., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 8.32%, 08/08/27		654	653,925
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR + 2.10%), 7.43%, 03/17/28		751	750,140
City Football Group Ltd., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 8.44%, 07/21/28		924	922,340
ECL Entertainment, LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.75%), 10.08%, 08/31/30		247	247,439
Fertitta Entertainment LLC, 2022 Term Loan B, (1- mo. CME Term SOFR + 3.75%), 9.08%, 01/27/29		2,544	2,548,557
Flutter Financing BV, Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 11/25/30		1,904	1,903,199
Four Seasons Hotels Ltd., 2024 Term Loan B, (3- mo. CME Term SOFR + 2.10%), 7.43%, 11/30/29		1,798	1,798,979
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 2.00%), 7.43%, 11/08/30		1,350	1,352,362
IRB Holding Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.85%), 8.08%, 12/15/27		1,396	1,395,485
Light & Wonder International, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 8.08%, 04/14/29		623	623,600

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.68%, 03/09/28	USD	489	$310,095
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.85%), 8.18%, 05/03/29		791	790,889
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 8.58%, 01/05/29		223	223,686
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.83%, 08/25/28		241	240,874
Station Casinos LLC, 2024 Term Loan B, 03/14/31(p)		1,413	1,410,273
Whatabrands LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/03/28		1,546	1,546,359
Wyndham Hotels & Resorts, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 05/24/30		198	198,261

			22,076,421

Household Durables — 1.1%
AI Aqua Merger Sub, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 07/31/28		809	811,582
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR + 3.50%), 8.82%, 02/26/29		1,391	1,372,781
Serta Simmons Bedding, LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 12.92%, 06/29/28		199	178,058
Stitch Aquisition Corp., Term Loan B, (3-mo. CME Term SOFR + 7.00%), 12.31%, 07/28/28		258	64,515
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.11%), 9.44%, 10/06/28		1,309	1,198,761
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 10/30/27		1,813	1,671,490

			5,297,187

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR + 2.25%), 7.58%, 07/31/30		608	607,029
Calpine Corp., Term Loan B9, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/31/31		329	326,976
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.76%), 8.10%, 12/15/27		632	632,147
NRG Energy, Inc., 2024 Term Loan, 03/27/31(p)		698	696,695

			2,262,847

Industrial Conglomerates — 0.1%
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.00%), 10.32%, 10/17/30		287	287,369

Insurance — 3.4%
Alliant Holdings Intermediate LLC, 2023 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 11/06/30		3,685	3,699,206

Security		Par (000)	Value

Insurance (continued)
AmWINS Group, Inc.
2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 7.69%, 02/19/28	USD	1,100	$1,100,217
2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.19%, 02/19/28		222	222,403
Amynta Agency Borrower, Inc., 2023 1st Lien Term Loan B, (3-mo. CME Term SOFR + 4.25%), 9.55%, 02/28/28		894	896,532
AssuredPartners, Inc.
2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/12/27		1,075	1,075,320
2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 02/12/27		279	279,207
2023 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 02/12/27		127	127,047
2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 02/14/31		253	253,238
Baldwin Risk Partners, LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/14/27		393	392,025
HUB International Ltd., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 3.25%), 8.57%, 06/20/30		2,136	2,136,524
Jones Deslauriers Insurance Management, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.80%, 03/15/30		587	586,448
Ryan Specialty LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 8.08%, 09/01/27		642	642,019
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 9.08%, 02/24/28		1,848	1,850,780
Truist Insurance Holdings LLC(p)
1st Lien Term Loan, 03/24/31		1,403	1,400,657
2nd Lien Term Loan, 03/08/32		431	433,155
USI, Inc./New York
2023 Acquisition Term Loan, (3-mo. CME Term SOFR + 3.25%), 8.55%, 09/27/30		535	535,476
2023 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 8.30%, 11/22/29		1,524	1,523,296

			17,153,550

Interactive Media & Services — 0.0%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3-mo. CME Term SOFR + 4.15%), 9.45%, 02/16/28		207	206,069

Internet Software & Services — 0.1%
Gen Digital, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 2.10%), 7.43%, 09/12/29		666	665,680

IT Services — 1.6%
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR + 3.36%), 8.69%, 12/23/26		836	817,494
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/31/28		364	326,690
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 10.69%, 01/20/29		538	479,239

22

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
Asurion LLC (continued)
2023 Term Loan B11, (1-mo. CME Term SOFR + 4.35%), 9.68%, 08/19/28	USD	668	$643,736
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/31/31		1,656	1,654,342
Central Parent, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 9.31%, 07/06/29		1,597	1,601,020
Epicor Software Corp., 2020 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 07/30/27		283	284,196
Go Daddy Operating Co. LLC
2021 Term Loan B4, (1-mo. CME Term SOFR + 2.11%), 7.44%, 08/10/27		812	812,423
2024 Term Loan B6, (1-mo. CME Term SOFR + 2.00%), 7.33%, 11/09/29		647	646,121
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 10.57%, 07/27/28		525	308,432
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 8.51%), 13.82%, 07/27/29		896	259,763
Venga Finance SARL, 2021 USD Term Loan B, (3-mo. CME Term SOFR + 5.01%), 10.35%, 06/28/29		415	414,321

			8,247,777

Leisure Products — 0.1%
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR + 4.10%), 9.43%, 12/01/28		294	288,042
Peloton Interactive, Inc., Term Loan, (6-mo. CME Term SOFR + 7.10%), 12.48%, 05/25/27		306	307,232

			595,274

Machinery — 3.3%
Albion Financing 3 SARL, USD Term Loan, (3-mo. CME Term SOFR + 5.51%), 10.83%, 08/17/26		914	916,454
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.32%, 06/23/28		1,060	1,060,155
Barnes Group Inc, 2024 Term Loan, (1-mo. CME Term SOFR + 2.50%), 7.83%, 09/03/30		561	560,946
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.81%, 05/14/28(c)		134	133,750
Doosan Bobcat North America, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.90%, 04/20/29		144	143,637
Filtration Group Corp.
2021 Incremental Term Loan, (1-mo. CME Term SOFR + 3.61%), 8.94%, 10/21/28		486	487,255
2023 USD Term Loan, (1-mo. CME Term SOFR + 4.36%), 9.69%, 10/21/28		1,096	1,098,609
Gardner Denver, Inc., 2020 USD Term Loan B2, (1-mo. CME Term SOFR + 1.85%), 7.18%, 03/01/27		870	871,561
Gates Global LLC, 2021 Term Loan B3, (1-mo. CME Term SOFR at 0.75% Floor + 2.60%), 7.93%, 03/31/27		1,103	1,103,958

Security		Par (000)	Value

Machinery (continued)
Generac Power Systems, Inc., 2019 Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 12/13/26	USD	155	$154,612
Madison IAQ LLC, Term Loan, (1-mo. CME Term SOFR + 3.36%), 8.69%, 06/21/28		1,812	1,808,626
SPX Flow, Inc., 2022 Term Loan, (1-mo. CME Term SOFR + 4.60%), 9.93%, 04/05/29		1,195	1,199,271
Titan Acquisition Ltd./Canada
2018 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 03/28/25		1,789	1,786,964
2024 Term Loan B, 02/01/29(p)		1,415	1,417,937
TK Elevator U.S. Newco, Inc., USD Term Loan B, 04/30/30(p)		2,082	2,082,662
Vertiv Group Corp., 2023 Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 03/02/27		1,214	1,215,537
Wec US Holdings Ltd., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/27/31		647	646,062

			16,687,996

Media — 1.9%
A L Parent LLC, 2023 Take Back Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 5.50%), 10.83%, 06/30/28		204	202,349
ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, (1-mo. CME Term SOFR + 3.60%), 8.93%, 12/21/28		621	623,316
Altice Financing SA, USD 2017 1st Lien Term Loan, (3-mo. LIBOR US + 2.75%), 8.33%, 01/31/26(c)		518	499,808
AVSC Holding Corp.(i)
2020 Term Loan B1, (1-mo. CME Term SOFR + 3.60%, 0.60% PIK), 8.93%, 03/03/25		648	648,421
2020 Term Loan B3, (5.00% Cash and 10.00% PIK), 15.00%, 10/15/26		419	436,236
Charter Communications Operating, LLC, 2023 Term Loan B4, (3-mo. CME Term SOFR + 2.00%), 7.33%, 12/07/30		644	637,401
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 4.11%), 9.44%, 08/23/28		347	346,913
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. LIBOR US + 2.50%), 7.94%, 04/15/27		724	650,832
DirecTV Financing LLC, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 5.11%), 10.44%, 08/02/27		510	510,427
Morgan Stanley & Co. International PLC, 2024 CCIBV Fixed Term Loan(c)(k)(p)		525	522,375
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 8.69%, 09/25/26		1,603	1,337,011
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 9.18%, 04/21/29		279	221,601
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.25%), 8.69%, 01/31/29		607	600,390
Voyage Digital NZ, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.99%), 9.32%, 05/11/29(c)		403	403,870

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
WMG Acquisition Corp., 2024 Term Loan I, (1-mo. CME Term SOFR + 2.00%), 7.33%, 01/24/31	USD	1,622	$1,617,657
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR + 2.61%), 7.94%, 04/30/28		510	502,258

			9,760,865

Oil, Gas & Consumable Fuels — 1.1%
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 9.08%, 12/21/28		1,763	1,748,737
M6 ETX Holdings II Midco LLC, Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 4.60%), 9.93%, 09/19/29		102	101,785
Medallion Midland Acquisition LP, 2023 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.83%, 10/18/28		1,058	1,058,649
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 10.32%, 10/27/28		951	952,994
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 10/05/28		1,467	1,472,021

			5,334,186

Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1- mo. CME Term SOFR + 1.85%), 7.18%, 09/07/27		1,036	1,036,298

Passenger Airlines — 1.2%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3- mo. CME Term SOFR at 0.75% Floor + 5.01%), 10.33%, 04/20/28		1,277	1,324,749
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.83%, 03/14/31		517	518,944
American Airlines, Inc.
2023 1st Lien Term Loan, (6-mo. CME Term SOFR + 3.50%), 8.77%, 06/04/29		213	213,532
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR + 1.85%), 7.07%, 01/29/27		1,555	1,552,560
Series AA, 2023 Term Loan B, (3-mo. CME Term SOFR + 3.18%), 8.60%, 02/15/28		664	662,869
Mileage Plus Holdings LLC, 2020 Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 5.40%), 10.73%, 06/21/27		1,002	1,030,240
United Airlines, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 8.08%, 02/15/31		738	737,882
WestJet Airlines Ltd., Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.10%), 8.43%, 12/11/26		44	44,017

			6,084,793

Pharmaceuticals — 1.0%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR + 5.50%), 10.83%, 05/04/28		665	663,078
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 10.68%, 02/01/27		555	432,481
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 7.18%, 08/01/27		1,079	1,074,649

Security		Par (000)	Value

Pharmaceuticals (continued)
Jazz Financing Lux SARL, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.11%), 8.44%, 05/05/28	USD	1,063	$1,068,128
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		606	607,046
Organon & Co., USD Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.43%, 06/02/28		825	827,831
Perrigo Investments LLC, Term Loan B, (1-mo. CME Term SOFR + 2.35%), 7.68%, 04/20/29		468	464,900

			5,138,113

Professional Services — 2.5%
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 02/04/28		1,057	1,058,162
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 8.94%, 06/02/28		2,623	2,558,936
Dayforce, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 7.83%, 02/26/31		886	884,343
Dun & Bradstreet Corp., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 8.08%, 01/18/29		4,670	4,667,835
Element Materials Technology Group U.S. Holdings, Inc.
2022 USD Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		306	305,548
2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.35%), 9.66%, 07/06/29		663	662,022
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1-mo. CME Term SOFR + 1.85%), 7.18%, 04/28/28		935	934,185
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 10.06%, 04/29/29(c)		454	409,938
VS Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 8.58%, 02/28/27		1,051	1,050,011

			12,530,980

Real Estate Management & Development — 0.2%
Cushman & Wakefield U.S. Borrower LLC
2020 Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 08/21/25		35	34,645
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 01/31/30		592	589,631
2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 9.33%, 01/31/30(c)		299	299,624

			923,900

Semiconductors & Semiconductor Equipment — 0.3%
MKS Instruments, Inc., 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.82%, 08/17/29		1,119	1,117,976
Synaptics, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.51%), 7.84%, 12/02/28		249	248,976

			1,366,952

Software — 6.2%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/24/31		1,511	1,519,045

24

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Software (continued)
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.81%, 08/15/29	USD	313	$311,035
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 7.69%, 09/21/28		1,077	1,074,769
Cloud Software Group, Inc.
2022 USD Term Loan B, (3-mo. CME Term SOFR + 4.60%), 9.91%, 03/30/29		3,494	3,475,549
2024 Term Loan, 03/21/31(p)		599	594,885
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR + 6.10%), 11.43%, 10/08/29		457	452,430
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 9.18%, 10/08/28		375	373,500
Delta TopCo, Inc., 2020 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.25%), 12.62%, 12/01/28		186	186,232
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 8.94%, 02/04/28		111	111,123
Ellucian Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.60%), 8.93%, 10/09/29		1,509	1,514,329
Genesys Cloud Services Holdings II LLC First Lien Term Loan B, 12/01/27(p)		1,676	1,679,665
Term Loan B, (1-mo. CME Term SOFR + 3.86%), 9.19%, 12/01/27		635	636,988
Helios Software Holdings, Inc., 2024 Term Loan, (3-mo. CME Term SOFR + 3.75%), 9.07%, 07/18/30		553	547,348
Informatica LLC, 2021 USD Term Loan B, (1-mo. CME Term SOFR + 2.86%), 8.19%, 10/27/28		1,218	1,217,049
McAfee Corp., 2022 USD Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 03/01/29		1,548	1,543,490
MH Sub I LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.25%), 11.58%, 02/23/29		1,005	964,070
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 9.58%, 05/03/28		1,346	1,335,953
Playtika Holding Corp., 2021 Term Loan, (1-mo. CME Term SOFR + 2.75%), 8.19%, 03/13/28		887	887,441
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 9.57%, 06/02/28		2,566	2,539,738
Proofpoint, Inc., 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.36%), 8.69%, 08/31/28		2,388	2,388,276
RealPage, Inc.
1st Lien Term Loan, (1-mo. CME Term SOFR + 3.11%), 8.44%, 04/24/28		3,409	3,314,658
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 11.94%, 04/23/29		420	415,451
Severin Acquisition LLC, 2018 Term Loan B, (3-mo. CME Term SOFR + 3.25%), 8.31%, 08/01/27		641	641,873
SS&C Technologies, Inc.
2018 Term Loan B3, (1-mo. CME Term SOFR + 1.86%), 7.19%, 04/16/25		462	461,791
2018 Term Loan B4, (1-mo. CME Term SOFR + 1.86%), 7.19%, 04/16/25		436	435,755
UKG, Inc.
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR + 5.35%), 10.68%, 05/03/27		516	520,010

Security		Par (000)	Value

Software (continued)
UKG, Inc. (continued)
2024 Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.81%, 02/10/31	USD	1,493	$1,500,213
Veritas U.S., Inc., 2021 USD Term Loan B, (1-mo. CME Term SOFR + 5.11%), 10.44%, 09/01/25		568	524,328
Voyage Australia Pty. Ltd., USD Term Loan B, (3- mo. CME Term SOFR + 3.76%), 9.08%, 07/20/28		133	133,081

			31,300,075

Specialty Retail — 0.7%
CD&R Firefly Bidco Ltd., 2023 GBP Term Loan B5, (3-mo. SONIA + 6.11%), 11.29%, 06/21/28	GBP	1,000	1,258,098
EG America LLC, 2021 Term Loan, (3-mo. SOFR OIS CMPD + 4.68%), 9.99%, 03/31/26	USD	116	115,527
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 3.85%), 9.18%, 02/11/28		1,597	1,591,606
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 8.68%, 10/20/28		359	351,294
Term Loan B, (1-mo. CME Term SOFR + 2.61%), 7.94%, 10/20/28		310	302,129

			3,618,654

Textiles, Apparel & Luxury Goods — 0.2%
Crocs, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 7.56%, 02/20/29		296	296,964
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 8.69%, 11/24/28		319	317,815
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.08%, 03/08/30		232	231,346

			846,125

Trading Companies & Distributors — 0.6%
Core & Main LP
2021 Term Loan B, (3-mo. CME Term SOFR + 2.60%), 7.97%, 07/27/28		1,787	1,783,090
2024 Incremental Term Loan B, (3-mo. CME Term SOFR + 2.25%), 7.56%, 02/09/31		380	378,575
TMK Hawk Parent Corp.(c)
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		22	18,545
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 10.58%, 06/30/29		705	602,478

			2,782,688

Transportation Infrastructure — 0.3%
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.86%), 8.19%, 09/22/28		643	641,808
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.83%, 09/22/28		355	356,154
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR + 6.35%), 11.68%, 12/15/26		623	619,054

			1,617,016

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Wireless Telecommunication Services — 0.6%
Altice France SA/France, 2023 USD Term Loan B14, (3-mo. CME Term SOFR + 5.50%), 10.81%, 08/15/28	USD	1,179	$932,242
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.86%), 9.19%, 04/30/28		365	363,978
Iridium Satellite LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 7.83%, 09/20/30		823	822,431
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.01%), 7.34%, 01/25/31		811	811,774

			2,930,425

Total Floating Rate Loan Interests — 61.4% (Cost: $310,925,215)			309,169,316

Foreign Agency Obligations

Bahrain — 0.1%
Bahrain Government International Bond, 6.75%, 09/20/29(d)		200	201,875

Chile — 0.0%
Chile Government International Bond, 4.34%, 03/07/42(g)		200	174,563

Colombia — 0.1%
Colombia Government International Bond(g)
3.13%, 04/15/31		200	159,500
8.00%, 04/20/33		200	211,200

			370,700

Dominican Republic — 0.1%
Dominican Republic International Bond(b)
4.50%, 01/30/30		200	181,700
7.05%, 02/03/31		150	155,344
4.88%, 09/23/32		150	134,484

			471,528

Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61(b)		200	143,500

Guatemala — 0.0%
Guatemala Government Bond, 4.65%, 10/07/41(b)		200	160,688

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 09/12/33(d)	EUR	39	44,373

Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(d)(g)	USD	200	197,375

Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27(b)		200	178,250

Nigeria — 0.0%
Nigeria Government International Bond, 8.38%, 03/24/29(b)		200	195,062

Security		Par (000)	Value

Oman — 0.1%
Oman Government International Bond, 6.50%, 03/08/47(d)(g)	USD	308	$310,502

Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27(b)		62	61,128
2.50%, 02/08/30(d)	EUR	138	131,667
2.12%, 07/16/31(d)		156	137,586

			330,381

South Africa — 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/29	USD	200	179,250
5.00%, 10/12/46		230	154,445

			333,695

Ukraine — 0.0%
Ukraine Government International Bond(e)(j)
9.75%, 11/01/30(d)		236	82,364
7.25%, 03/15/35(b)		200	58,100

			140,464

Total Foreign Agency Obligations — 0.6% (Cost: $3,584,541)			3,252,956

		Shares

Investment Companies

Fixed Income Funds — 1.3%
Invesco Senior Loan ETF		309,501	6,545,946

Total Investment Companies — 1.3% (Cost: $6,465,338)			6,545,946

		Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.2%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	974	542,413
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,754	748,679
Series 2007-19, Class 1A1, 6.00%, 08/25/37		543	262,374
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		73	67,523
Series 2006-17, Class A2, 6.00%, 12/25/36		612	246,350
Series 2007-HY5, Class 3A1, 5.06%, 09/25/37(a).		235	204,171
COLT Mortgage Loan Trust(b)
Series 2022-7, Class A1, 5.16%, 04/25/67		1,947	1,916,581
Series 2022-9, Class A1, 6.79%, 12/25/67		253	254,438
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		201	161,012
GCAT Trust, Series 2022-NQM3, Class A1, 4.35%, 04/25/67(a)(b)		1,407	1,359,985
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.76%, 10/25/35(a)		302	161,737
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		369	352,510

26

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62	USD	87	$87,724
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,069	1,077,295
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		562	529,465
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,307	1,223,404
Series 2022-7, Class A1, 5.15%, 07/25/67		1,593	1,580,809
Series 2022-INV2, Class A1, 6.79%, 10/25/67		387	389,075

			11,165,545

Commercial Mortgage-Backed Securities(a)(b) — 1.0%
BLP Commercial Mortgage Trust, Series 2024- INDS, Class D, (1-mo. Term SOFR + 2.59%), 7.92%, 03/15/41		400	400,172
BX Commercial Mortgage Trust
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 6.36%, 12/15/38		1,000	989,375
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 6.13%, 10/15/38		383	380,272
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 7.27%, 02/15/39		510	507,450
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 7.52%, 02/15/39		100	99,968
BX Trust
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 6.18%, 01/15/39		1,200	1,189,500
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 7.97%, 02/15/41		240	239,925
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 1.00%, 04/15/29		800	799,000
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 8.29%, 03/15/26		170	169,907
DC Trust, Series 2024-HLTN, Class C, 1.00%, 04/13/28		220	219,981

			4,995,550

Total Non-Agency Mortgage-Backed Securities — 3.2%

(Cost: $17,171,010)			16,161,095

		Benefical Interest (000)

Other Interests

Capital Markets — 0.0%
Millennium Lender Claim Trust(c)(q)	USD	918	—

Industrial Conglomerates — 0.0%
Millennium Corp. Claim(c)(q)		861	—

Total Other Interests — 0.0% (Cost: $ — )			—

Security		Par (000)	Value

Preferred Securities

Capital Trusts — 6.5%(a)

Automobiles(k) — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(g)	USD	365	$349,981
Volkswagen International Finance NV, 3.88%(d)	EUR	100	99,809

			449,790

Banks — 5.6%
AIB Group PLC, 5.25%(d)(k)		200	214,147
Bank of America Corp.(g)(k)
Series DD, 6.30%	USD	215	215,193
Series X, 6.25%		1,929	1,931,195
Series Z, 6.50%		143	143,121
Barclays PLC(k)
4.38%(g)		2,455	2,012,581
8.00%		210	209,567
9.63%		805	853,624
BNP Paribas SA(k)
4.63%(b)(g)		2,425	2,000,447
8.50%(b)(g)		420	439,006
6.88%(d)	EUR	200	225,156
Chong Hing Bank Ltd., 5.70%(d)(k)	USD	250	248,711
Citigroup, Inc., Series AA, 7.63%(g)(k)		326	342,257
Credit Agricole SA, 4.75%(b)(g)(k)		200	175,659
Goldman Sachs Group, Inc., Series R, 4.95%(g)(k)		730	717,937
HSBC Holdings PLC(g)(k)
6.00%		415	399,466
6.38%		500	496,461
ING Groep NV, 3.88%(g)(k)		1,750	1,462,824
JPMorgan Chase & Co.
Series FF, 5.00%(g)(k)		2,000	1,993,467
Series U, 6.53%, 01/15/87		325	297,775
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)(k)		202	191,648
Lloyds Banking Group PLC(k)
8.00%(g)		2,265	2,280,551
6.75%		450	444,601
7.50%(g)		1,250	1,245,003
NatWest Group PLC, 6.00%(g)(k)		1,185	1,157,141
Nordea Bank Abp, 3.75%(b)(g)(k)		560	461,281
PNC Financial Services Group, Inc.(g)(k)
Series V, 6.20%		290	289,245
Series W, 6.25%		289	280,091
Rizal Commercial Banking Corp., 6.50%(d)(k)		200	196,563
Societe Generale SA, 5.38%(b)(k)		4,250	3,581,104
UBS Group AG(b)(k)
Series NC10, 9.25%(g)		640	722,264
Series NC5, 9.25%		460	498,398
Wells Fargo & Co.(g)(k)
7.63%		439	469,163
Series S, 5.90%		1,500	1,493,665
Woori Bank, 4.25%(d)(k)		250	246,563

			27,935,875

Capital Markets — 0.2%
Charles Schwab Corp., Series H, 4.00%(g)(k)		1,000	843,755

Diversified Telecommunication Services(d) — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83	GBP	100	134,560
Telefonica Europe BV, 6.14%(k)	EUR	200	223,613

			358,173

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 0.4%
Edison International, Series B, 5.00%(k)	USD	258	$244,430
EDP - Energias de Portugal SA, 5.94%, 04/23/83(d)	EUR	100	112,668
Electricite de France SA, 3.00%(d)(k)		200	197,728
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79(g)	USD	1,750	1,673,749

			2,228,575
Independent Power and Renewable Electricity Producers(b)(k) — 0.1%
NRG Energy, Inc., 10.25%(g)		475	509,536
Vistra Corp., 7.00%		209	206,941

			716,477

Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25%(d)(k)	EUR	100	104,377

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(d)		100	103,435

			32,740,457

		Shares

Preferred Stocks — 0.5%

Banks(a)(k) — 0.5%
Morgan Stanley
Series F, 6.88%		55,000	1,383,800
Series K, 5.85%		53,253	1,330,793

			2,714,593

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $136,755)(e)(f)		139,661	1,065

			2,715,658

Total Preferred Securities — 7.0% (Cost: $37,252,585)			35,456,115

		Par (000)

U.S. Government Sponsored Agency Securities

Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class X1, 1.01%, 12/25/24(a)	USD	31,148	125,376

Mortgage-Backed Securities(r) — 3.9%
Uniform Mortgage-Backed Securities
3.50%, 04/11/54		9,000	8,053,896
4.50%, 04/11/54		5,450	5,189,612

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 04/11/54	USD	1,500	$1,463,495
5.50%, 04/11/54		4,600	4,577,167

			19,284,170

Total U.S. Government Sponsored Agency Securities — 3.9% (Cost: $19,495,867)			19,409,546

		Shares

Warrants

Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)		1,315	—

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., (Issued/Exercisable 11/03/20, 1 Share for 1 Warrant, Expires 10/27/24, Strike Price USD 36.00)(e)		345	6,748

Total Warrants — 0.0% (Cost: $ — )			6,748

Total Long-Term Investments — 162.9% (Cost: $837,471,387)			820,216,617

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.19%(s)(t)		2,120,319	2,120,319

Total Short-Term Securities — 0.4% (Cost: $2,120,319)			2,120,319

Options Purchased — 0.0% (Cost: $1,066)			281

Total Investments Before TBA Sale Commitments and Options Written — 163.3% (Cost: $839,592,772)			822,337,217

28

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

TBA Sale Commitments

Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities, 4.50%, 04/11/54(r)	USD	(5,450)	$(5,189,612)

Total TBA Sale Commitments — (1.0)% (Proceeds: $(5,220,930))			(5,189,612)

Options Written — (0.0)% (Premiums Received: $(216))			(31)

Total Investments, Net of TBA Sale Commitments and Options Written — 162.3% (Cost: $834,371,626)			817,147,574
Liabilities in Excess of Other Assets — (62.3)%			(313,720,813)

Net Assets — 100.0%			$503,426,761

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.

(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $241,530, representing 0.1% of its net assets as of period end, and an original cost of $555,739.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Convertible security.
(m)	Zero-coupon bond.
(n)	Rounds to less than 1,000.
(o)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$5,762,133	$—	$(3,641,814	)(a)	$—	$—	$2,120,319	2,120,319	$53,100	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

HSBC Securities (USA), Inc.	5.50	%(b)	12/08/23	Open		$903,750	$919,214	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	5.50	(b)	12/08/23	Open		803,750	817,503	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	01/05/24	Open		528,000	534,924	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	01/08/24	Open		415,250	420,439	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		118,625	120,126	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		154,744	156,702	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		152,190	154,116	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/08/24	Open		375,952	380,711	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/08/24	Open		284,250	287,841	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/08/24	Open		460,147	465,961	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.55	(b)	01/08/24	Open		1,037,512	1,050,788	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	01/12/24	Open		648,830	656,542	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/19/24	Open		170,805	172,628	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/19/24	Open		108,443	109,634	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	01/23/24	Open		196,830	198,826	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.49	%(b)	01/23/24	Open		$1,030,432	$1,041,118	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	01/23/24	Open		395,137	399,340	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/25/24	Open		1,078,800	1,089,975	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	01/29/24	Open		816,750	824,486	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.50	(b)	01/29/24	Open		459,750	464,105	Corporate Bonds	Open/Demand
Barclays Bank PLC	5.55	(b)	01/29/24	Open		466,875	471,338	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55	(b)	01/29/24	Open		1,887,500	1,905,541	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55	(b)	01/29/24	Open		1,281,875	1,294,128	Capital Trusts	Open/Demand
Barclays Bank PLC	5.55	(b)	01/29/24	Open		415,100	419,068	Capital Trusts	Open/Demand
Barclays Bank PLC	5.60	(b)	01/29/24	Open		2,355,000	2,377,713	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.50	(b)	01/29/24	Open		155,000	156,468	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	01/29/24	Open		203,175	205,117	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	01/29/24	Open		396,384	400,173	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.55	(b)	01/29/24	Open		297,763	300,609	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.55	(b)	01/29/24	Open		609,626	615,453	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	5.55	(b)	01/29/24	Open		133,526	134,803	Capital Trusts	Open/Demand
Barclays Capital, Inc.	5.70	(b)	01/29/24	Open		307,033	310,047	Corporate Bonds	Open/Demand
BNP Paribas SA	5.70	(b)	01/29/24	Open		398,520	402,432	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.55	(b)	01/29/24	Open		550,462	555,724	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	01/29/24	Open		290,460	293,256	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	01/29/24	Open		272,210	274,765	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/29/24	Open		492,135	496,839	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/29/24	Open		512,550	517,449	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.00	(b)	01/29/24	Open		182,685	184,258	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		890,505	898,909	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		338,310	341,503	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		95,571	96,473	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		500,186	504,907	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		191,590	193,398	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		177,000	178,670	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		243,267	245,563	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	01/29/24	Open		193,050	194,872	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.53	(b)	01/29/24	Open		696,552	703,186	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.60	(b)	01/29/24	Open		517,812	522,806	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	01/29/24	Open		770,287	777,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		177,650	179,379	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		276,488	279,178	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		263,118	265,678	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		291,840	294,680	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		621,562	627,611	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		2,022,640	2,042,321	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		289,325	292,140	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		297,344	300,238	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		286,900	289,692	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		286,080	288,864	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		282,993	285,746	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		765,861	773,313	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		276,930	279,625	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		417,956	422,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		240,611	242,953	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	01/29/24	Open		277,885	280,589	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	01/29/24	Open		375,115	378,772	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	01/29/24	Open		317,205	320,297	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	01/30/24	Open		374,535	377,994	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	01/30/24	Open		2,643,934	2,668,529	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	01/30/24	Open		494,325	498,974	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/02/24	Open		176,269	177,818	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/02/24	Open		2,122,292	2,140,945	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/02/24	Open		393,750	397,211	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/02/24	Open		422,415	426,128	Corporate Bonds	Open/Demand

30

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.45	%(b)	02/05/24	Open		$750,000	$756,245	Capital Trusts	Open/Demand
BNP Paribas SA	5.49	(b)	02/07/24	Open		355,775	358,705	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/07/24	Open		1,227,344	1,237,561	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/07/24	Open		642,345	647,693	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/07/24	Open		726,520	732,568	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.50	(b)	02/07/24	Open		598,125	603,060	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.57	(b)	02/07/24	Open		168,795	170,205	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/07/24	Open		376,069	379,256	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/07/24	Open		392,605	395,932	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/07/24	Open		377,977	381,181	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/07/24	Open		1,280,325	1,291,176	Corporate Bonds	Open/Demand
BNP Paribas SA	4.75	(b)	02/08/24	Open		1,503,360	1,513,675	Corporate Bonds	Open/Demand
BNP Paribas SA	5.15	(b)	02/08/24	Open		93,409	94,104	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		920,480	927,527	Corporate Bonds	Open/Demand
BNP Paribas SA	5.30	(b)	02/08/24	Open		488,934	492,677	Corporate Bonds	Open/Demand
BNP Paribas SA	5.32	(b)	02/08/24	Open		935,450	942,638	Corporate Bonds	Open/Demand
BNP Paribas SA	5.37	(b)	02/08/24	Open		147,465	148,609	Corporate Bonds	Open/Demand
BNP Paribas SA	5.39	(b)	02/08/24	Open		307,148	309,539	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	02/08/24	Open		86,625	87,302	Corporate Bonds	Open/Demand
BNP Paribas SA	5.42	(b)	02/08/24	Open		137,328	138,403	Corporate Bonds	Open/Demand
BNP Paribas SA	5.44	(b)	02/08/24	Open		262,035	264,094	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		146,000	147,149	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		612,890	617,715	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		185,506	186,966	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		622,687	627,589	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/08/24	Open		133,708	134,760	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		460,894	464,535	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	02/08/24	Open		525,980	530,136	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		461,149	464,799	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		582,706	587,319	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		389,476	392,559	Corporate Bonds	Open/Demand
BNP Paribas SA	5.48	(b)	02/08/24	Open		215,280	216,984	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		493,500	497,413	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		734,545	740,370	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		97,055	97,825	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		283,419	285,666	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		239,010	240,905	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		97,031	97,801	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/08/24	Open		492,435	496,340	Corporate Bonds	Open/Demand
BNP Paribas SA	5.50	(b)	02/08/24	Open		1,263,937	1,273,979	Corporate Bonds	Open/Demand
BNP Paribas SA	5.51	(b)	02/08/24	Open		263,538	265,635	Capital Trusts	Open/Demand
BNP Paribas SA	5.53	(b)	02/08/24	Open		946,250	953,808	Corporate Bonds	Open/Demand
BNP Paribas SA	5.53	(b)	02/08/24	Open		978,750	986,568	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		164,250	165,564	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		116,375	117,306	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		162,680	163,982	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		102,244	103,062	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		157,751	159,014	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		203,000	204,624	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		88,378	89,085	Corporate Bonds	Open/Demand
BNP Paribas SA	5.54	(b)	02/08/24	Open		1,815,671	1,830,201	Capital Trusts	Open/Demand
BNP Paribas SA	5.56	(b)	02/08/24	Open		534,781	539,076	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		103,103	103,944	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		279,144	281,422	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		653,350	658,682	Capital Trusts	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		286,984	289,326	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		248,500	250,528	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		245,799	247,805	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		117,946	118,909	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/08/24	Open		308,885	311,406	Capital Trusts	Open/Demand
BNP Paribas SA	5.68	(b)	02/08/24	Open		350,750	353,628	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68	(b)	02/08/24	Open		346,917	349,764	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BNP Paribas SA	5.70	%(b)	02/08/24	Open		$1,150,625	$1,160,098	Capital Trusts	Open/Demand
Credit Agricole Corporate and Investment Bank	5.50	(b)	02/08/24	Open		666,250	671,543	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	02/08/24	Open		177,900	179,318	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	02/08/24	Open		175,500	176,899	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.52	(b)	02/08/24	Open		324,594	327,182	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.57	(b)	02/08/24	Open		319,881	322,455	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	02/08/24	Open		290,000	292,342	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.59	(b)	02/08/24	Open		300,300	302,725	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	5.61	(b)	02/08/24	Open		924,157	931,646	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.25	(b)	02/08/24	Open		347,503	350,138	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	02/08/24	Open		549,892	554,141	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		1,210,729	1,220,260	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.45	(b)	02/08/24	Open		307,952	310,377	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		875,876	882,898	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		521,365	525,545	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		277,741	279,967	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		334,750	337,434	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		430,350	433,800	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		282,669	284,935	Capital Trusts	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/08/24	Open		558,606	563,084	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		309,960	312,355	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		921,575	928,697	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		184,163	185,587	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		117,220	118,126	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.35	(b)	02/08/24	Open		201,631	203,189	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.40	(b)	02/08/24	Open		936,744	944,051	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.42	(b)	02/08/24	Open		1,137,576	1,146,482	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		112,230	113,118	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		116,854	117,779	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		270,270	272,409	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		90,143	90,856	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		267,605	269,723	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		166,598	167,916	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		205,718	207,346	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		1,814,729	1,829,093	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		124,886	125,875	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		953,750	961,299	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		296,370	298,716	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	02/08/24	Open		199,288	200,865	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.50	(b)	02/08/24	Open		162,254	163,543	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	5.57	(b)	02/08/24	Open		1,338,697	1,349,468	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	02/08/24	Open		266,603	268,767	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.62	(b)	02/08/24	Open		1,318,125	1,328,825	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	02/08/24	Open		285,930	288,263	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	02/08/24	Open		111,935	112,849	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		1,342,481	1,353,476	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		273,543	275,783	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		512,724	516,923	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		441,225	444,839	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		304,279	306,771	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		273,700	275,942	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		237,874	239,822	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/08/24	Open		2,282,531	2,301,225	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		271,831	273,991	Corporate Bonds	Open/Demand

32

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

RBC Capital Markets, LLC	5.50	%(b)	02/08/24	Open		$774,922	$781,079	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		366,362	369,273	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		157,888	159,142	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		813,375	819,837	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		399,656	402,831	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	02/08/24	Open		333,450	336,099	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/08/24	Open		2,786	2,808	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/08/24	Open		1,363,425	1,374,316	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/08/24	Open		598,000	602,777	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/08/24	Open		326,250	328,856	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/08/24	Open		214,731	216,446	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	02/08/24	Open		421,087	424,512	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	02/08/24	Open		240,670	242,627	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.63	(b)	02/08/24	Open		407,269	410,581	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		1,042,464	1,050,971	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		438,900	442,482	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		111,090	111,997	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		244,793	246,790	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		185,625	187,140	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		195,625	197,221	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		395,000	398,224	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		100,136	100,953	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		249,905	251,944	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		481,425	485,354	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		311,500	314,042	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		312,120	314,667	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		123,769	124,779	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		192,300	193,869	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		361,305	364,254	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		332,010	334,720	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		250,819	252,866	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		317,106	319,694	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/08/24	Open		488,280	492,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.67	(b)	02/08/24	Open		367,770	370,782	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		304,265	306,678	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		208,588	210,242	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		487,775	491,643	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/08/24	Open		172,281	173,647	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/08/24	Open		1,140,000	1,149,057	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.53	(b)	02/08/24	Open		190,750	192,274	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.60	(b)	02/08/24	Open		153,223	154,462	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.63	(b)	02/08/24	Open		748,825	754,915	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	02/08/24	Open		1,294,995	1,305,545	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		725,437	731,358	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		366,350	369,340	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		285,488	287,817	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		265,490	267,656	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		232,893	234,794	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		668,000	673,452	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		432,450	435,979	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		760,156	766,360	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		526,096	530,390	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		248,659	250,688	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		235,121	237,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		665,100	670,528	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		538,931	543,330	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		355,874	358,778	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		643,045	648,293	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		620,317	625,380	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		428,012	431,506	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		265,760	267,929	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		553,374	557,890	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	5.65	%(b)	02/08/24	Open		$726,082	$732,007	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		173,841	175,260	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		315,409	317,983	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		360,052	362,991	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		874,640	881,778	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		325,380	328,035	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		370,830	373,856	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/08/24	Open		293,596	295,992	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	02/08/24	Open		597,746	602,633	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	02/08/24	Open		308,550	311,077	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70	(b)	02/08/24	Open		532,000	536,380	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/13/24	Open		757,499	762,928	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/13/24	Open		173,075	174,352	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/14/24	Open		238,080	239,738	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.53	(b)	02/14/24	Open		348,680	351,144	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.51	(b)	02/14/24	Open		330,750	333,079	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.51	(b)	02/14/24	Open		260,050	261,881	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		381,842	384,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		362,189	364,874	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		267,750	269,693	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		262,820	264,727	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		677,019	682,039	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		335,872	338,363	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		289,060	291,158	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		275,224	277,221	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		344,469	346,969	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		267,720	269,663	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		311,100	313,358	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		279,240	281,267	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		358,284	360,884	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	02/14/24	Open		962,550	969,688	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70	(b)	02/14/24	Open		365,202	367,920	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.71	(b)	02/14/24	Open		340,457	342,941	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.75	(b)	02/14/24	Open		190,250	191,648	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.55	(b)	02/15/24	Open		461,317	464,518	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	02/16/24	Open		664,270	668,537	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/20/24	Open		118,913	119,638	Corporate Bonds	Open/Demand
BNP Paribas SA	5.45	(b)	02/22/24	Open		190,750	191,847	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/22/24	Open		123,984	124,702	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	02/22/24	Open		141,610	142,432	Corporate Bonds	Open/Demand
BNP Paribas SA	5.49	(b)	02/23/24	Open		946,250	951,301	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/27/24	Open		2,466,169	2,479,375	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/27/24	Open		1,629,767	1,638,494	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	02/27/24	Open		2,435,877	2,448,922	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	02/28/24	Open		347,996	349,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	02/29/24	Open		315,880	317,466	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	02/29/24	Open		520,712	523,254	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/29/24	Open		323,790	325,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/29/24	Open		316,846	318,388	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	02/29/24	Open		252,580	253,809	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.67	(b)	03/04/24	Open		716,659	719,819	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		201,250	202,134	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		189,434	190,266	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		219,688	220,653	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		224,208	225,193	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		205,343	206,245	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		202,388	203,277	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.65	(b)	03/04/24	Open		218,880	219,842	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.50	(b)	03/04/24	Open		250,425	251,496	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		254,820	255,946	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		252,280	253,395	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		245,078	246,160	Corporate Bonds	Open/Demand

34

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

TD Securities (USA) LLC	5.68	%(b)	03/04/24	Open		$221,434	$222,412	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		224,280	225,271	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		209,424	210,349	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/04/24	Open		202,043	202,935	Corporate Bonds	Open/Demand
BNP Paribas SA	5.47	(b)	03/06/24	Open		707,160	709,846	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.63	(b)	03/06/24	Open		388,125	389,642	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.64	(b)	03/06/24	Open		414,700	416,324	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/06/24	Open		469,567	471,410	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		97,358	97,660	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		232,768	233,490	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		776,205	778,614	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		427,597	428,924	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		273,356	274,204	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		174,665	175,207	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.32	(b)	03/08/24	Open		165,495	166,009	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/08/24	Open		100,328	100,658	Corporate Bonds	Open/Demand
BNP Paribas SA	5.68	(b)	03/11/24	Open		486,970	488,507	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.68	(b)	03/11/24	Open		310,112	311,090	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.50		03/12/24	04/17/24		224,400	224,933	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.85		03/12/24	04/17/24		214,010	214,557	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		03/12/24	04/17/24		225,863	226,506	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		03/12/24	04/17/24		235,384	236,055	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.40		03/12/24	04/17/24		395,938	397,067	Capital Trusts	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		179,156	179,672	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		241,815	242,511	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		524,492	526,001	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.45		03/12/24	04/17/24		398,310	399,456	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		160,292	160,757	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		158,288	158,747	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		139,946	140,352	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		142,521	142,934	Foreign Agency Obligations	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		199,754	200,334	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		221,000	221,641	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		219,960	220,598	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		390,109	391,241	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.50		03/12/24	04/17/24		299,530	300,399	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		03/12/24	04/17/24		299,784	300,678	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	5.65		03/12/24	04/17/24		318,937	319,889	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.49	(b)	03/12/24	Open		232,489	233,162	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.15		03/13/24	04/18/24		881,400	883,670	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.15		03/13/24	04/18/24		621,172	622,772	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.20		03/13/24	04/18/24		210,600	211,148	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/13/24	04/18/24		267,410	268,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.25		03/13/24	04/18/24		73,190	73,382	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		237,106	237,740	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		378,180	379,192	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		198,085	198,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		257,854	258,543	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		488,175	489,481	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		1,330,469	1,334,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		514,605	515,982	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.35		03/13/24	04/18/24		450,000	451,204	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		353,125	354,078	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		485,156	486,466	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		133,458	133,818	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		390,002	391,055	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		171,194	171,656	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		684,190	686,037	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		248,363	249,033	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		202,725	203,272	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		172,840	173,307	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/13/24	04/18/24		382,594	383,627	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.40%	03/13/24	04/18/24		$263,738	$264,450	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/13/24	04/18/24		100,980	101,253	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40	03/13/24	04/18/24		1,257,416	1,260,811	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		578,900	580,477	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		376,187	377,213	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		535,075	536,533	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		279,000	279,760	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		150,991	151,403	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		1,137,544	1,140,644	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45	03/13/24	04/18/24		298,014	298,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,906,297	1,911,540	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		473,287	474,589	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		476,440	477,750	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		138,750	139,132	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		133,808	134,175	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		156,550	156,980	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		99,861	100,136	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		468,682	469,971	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		2,514,832	2,521,748	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		318,155	319,030	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		562,234	563,780	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		495,580	496,943	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		253,948	254,646	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		144,544	144,941	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		129,938	130,295	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		1,274,590	1,278,095	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		664,691	666,519	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		438,049	439,253	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		954,747	957,373	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		495,800	497,163	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		405,625	406,740	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		109,515	109,816	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		40,099	40,209	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		411,744	412,876	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		561,391	562,935	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		761,092	763,185	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		96,480	96,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		638,471	640,227	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		180,731	181,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		175,823	176,306	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		871,755	874,152	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		124,230	124,572	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		210,758	211,337	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		276,724	277,485	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		292,040	292,843	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50	03/13/24	04/18/24		610,583	612,262	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	03/13/24	04/18/24		327,442	328,348	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.53	03/13/24	04/18/24		386,423	387,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		89,948	90,197	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		238,000	238,660	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		85,575	85,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		254,199	254,904	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		215,968	216,567	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		540,277	541,777	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		154,000	154,427	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		189,434	189,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		253,588	254,292	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		1,033,362	1,036,230	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		1,138,125	1,141,283	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		595,562	597,215	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.55	03/13/24	04/18/24		79,980	80,202	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59	03/13/24	04/18/24		431,132	432,337	Corporate Bonds	Up to 30 Days

36

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

BofA Securities, Inc.	5.59%	03/13/24	04/18/24		$339,720	$340,669	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.59	03/13/24	04/18/24		333,500	334,432	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		80,600	80,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		2,646,875	2,654,286	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		456,799	458,078	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		315,200	316,083	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		451,398	452,662	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		356,737	357,736	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		428,601	429,801	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		115,617	115,941	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		246,800	247,491	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		187,335	187,860	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		143,520	143,922	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		354,492	355,485	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		286,853	287,656	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		512,129	513,563	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		475,037	476,368	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		563,615	565,193	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		459,040	460,325	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		215,656	216,260	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		442,545	443,784	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		312,455	313,330	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		1,333,654	1,337,388	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		2,004,479	2,010,091	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		378,432	379,492	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		935,070	937,688	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		558,866	560,431	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		417,780	418,950	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		247,225	247,917	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		663,062	664,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		265,081	265,823	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		385,575	386,655	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		832,500	834,831	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		255,878	256,594	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		522,484	523,947	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		518,375	519,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		125,163	125,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		329,065	329,986	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60	03/13/24	04/18/24		248,388	249,083	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		146,711	147,126	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		137,384	137,772	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		148,120	148,538	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		553,265	554,828	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		1,203,396	1,206,796	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		231,038	231,690	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		698,880	700,854	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		451,210	452,485	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		631,275	633,058	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.65	03/13/24	04/18/24		542,352	543,885	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	03/13/24	04/18/24		135,818	136,205	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	03/13/24	04/18/24		105,315	105,615	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	03/13/24	04/18/24		137,445	137,837	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	03/13/24	04/18/24		148,980	149,405	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.70	03/13/24	04/18/24		151,658	152,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.80	03/13/24	04/18/24		618,867	620,662	Capital Trusts	Up to 30 Days
Merrill Lynch International	5.33	03/13/24	04/18/24		477,093	478,364	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.55	03/13/24	04/18/24		194,839	195,380	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.55	03/13/24	04/18/24		184,565	185,078	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60	03/13/24	04/18/24		734,081	736,137	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.60	03/13/24	04/18/24		261,440	262,172	Foreign Agency Obligations	Up to 30 Days
Merrill Lynch International	5.65	03/13/24	04/18/24		360,214	361,232	Corporate Bonds	Up to 30 Days
Merrill Lynch International	5.65	03/13/24	04/18/24		286,006	286,814	Corporate Bonds	Up to 30 Days

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Merrill Lynch International	5.70%		03/13/24	04/18/24		$530,741	$532,254	Corporate Bonds	Up to 30 Days
Nomura Securities International, Inc.	5.32	(b)	03/13/24	Open		789,930	792,031	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	5.50	(b)	03/13/24	Open		1,120,786	1,123,868	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/13/24	Open		72,080	72,284	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.70		03/14/24	04/18/24		131,119	131,472	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.65	(b)	03/14/24	Open		140,140	140,514	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/14/24	Open		487,567	488,829	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/14/24	Open		235,231	235,859	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/14/24	Open		312,172	313,005	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	5.50		03/15/24	04/17/24		196,921	197,342	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.30		03/15/24	04/18/24		229,122	229,594	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.30		03/15/24	04/18/24		1,729,220	1,732,784	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		402,480	403,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		166,077	166,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		886,325	888,203	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		109,650	109,882	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/15/24	04/18/24		107,800	108,028	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		1,086,162	1,088,485	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		348,300	349,045	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.50		03/15/24	04/18/24		80,085	80,256	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.48	(b)	03/15/24	Open		362,905	363,678	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/15/24	Open		2,634,864	2,640,653	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/15/24	Open		704,880	706,429	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.67	(b)	03/15/24	Open		1,072,817	1,075,183	Corporate Bonds	Open/Demand
BNP Paribas SA	5.65	(b)	03/18/24	Open		196,625	197,026	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.65		03/19/24	04/18/24		229,460	229,928	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/20/24	04/18/24		452,350	453,124	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		408,472	409,085	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		195,653	195,946	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		374,219	374,780	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		438,570	439,228	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		280,448	280,868	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		411,294	411,911	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		301,166	301,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		143,966	144,182	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		516,737	517,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/21/24	04/18/24		400,927	401,529	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		222,719	223,056	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		607,375	608,294	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		242,958	243,325	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		475,090	475,809	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		362,579	363,128	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		188,583	188,868	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		156,488	156,724	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/21/24	04/18/24		313,145	313,619	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	5.49		03/21/24	04/24/24		881,250	882,594	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	2.00		03/21/24	04/24/24		24,563	24,576	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.25		03/21/24	04/24/24		98,419	98,535	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.45		03/21/24	04/24/24		252,153	252,534	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.45		03/21/24	04/24/24		712,696	713,775	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/21/24	04/24/24		1,430,019	1,432,200	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/21/24	04/24/24		412,144	412,772	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/21/24	04/24/24		920,332	921,736	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.49		03/21/24	04/24/24		121,365	121,550	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		259,250	259,650	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		612,255	613,199	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		271,350	271,768	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		247,656	248,038	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/21/24	04/24/24		157,151	157,394	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.60		03/21/24	04/24/24		438,968	439,651	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		591,494	592,422	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		800,175	801,431	Corporate Bonds	Up to 30 Days

38

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date	(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements	(a)

Barclays Capital, Inc.	5.65%		03/21/24	04/24/24		$1,120,425	$1,122,183	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		1,028,367	1,029,981	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		674,234	675,293	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		278,850	279,288	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		389,612	390,224	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		419,828	420,487	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		400,585	401,214	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		650,142	651,163	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		838,597	839,914	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		378,400	378,994	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		539,394	540,241	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/21/24	04/24/24		1,329,510	1,331,597	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.65	(b)	03/21/24	Open		2,089,746	2,093,026	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		170,635	170,895	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/21/24	Open		301,088	301,546	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/21/24	Open		206,208	206,532	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/21/24	Open		117,800	117,985	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.70	(b)	03/21/24	Open		790,895	792,147	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.65		03/22/24	04/18/24		1,144,969	1,146,227	Corporate Bonds	Up to 30 Days
RBC Capital Markets, LLC	5.65	(b)	03/22/24	Open		81,490	81,580	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.60		03/25/24	04/18/24		594,500	595,055	Corporate Bonds	Up to 30 Days
BNP Paribas SA	5.49	(b)	03/25/24	Open		277,694	277,948	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.80	(b)	03/25/24	Open		448,510	448,944	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/25/24	Open		528,889	529,387	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/25/24	Open		355,781	356,116	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/25/24	Open		503,872	504,347	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.40		03/26/24	04/18/24		487,485	487,851	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.65		03/26/24	04/24/24		792,537	793,159	Corporate Bonds	Up to 30 Days
Goldman Sachs & Co. LLC	5.55	(b)	03/26/24	Open		262,500	262,702	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/26/24	Open		941,200	941,916	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.65	(b)	03/26/24	Open		938,120	938,726	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.80	(b)	03/26/24	Open		823,125	823,674	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/26/24	Open		2,825,550	2,827,716	Corporate Bonds	Open/Demand
BofA Securities, Inc.	5.40		03/27/24	04/18/24		2,697,999	2,699,618	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.40		03/27/24	04/18/24		543,025	543,351	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.45		03/27/24	04/18/24		466,665	466,948	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/27/24	04/18/24		478,096	478,394	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/27/24	04/18/24		405,910	406,163	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	5.60		03/27/24	04/18/24		590,940	591,308	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.50		03/27/24	04/24/24		982,751	983,243	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	5.55		03/27/24	04/24/24		1,629,406	1,630,411	Capital Trusts	Up to 30 Days
BNP Paribas SA	5.39	(b)	03/27/24	Open		320,620	320,812	Corporate Bonds	Open/Demand
BNP Paribas SA	5.41	(b)	03/27/24	Open		261,068	261,224	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	5.35	(b)	03/27/24	Open		445,055	445,320	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.48	(b)	03/27/24	Open		323,635	323,832	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	5.65	(b)	03/27/24	Open		176,808	176,918	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.49	(b)	03/27/24	Open		687,187	687,607	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.65	(b)	03/27/24	Open		1,630,900	1,631,924	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	03/27/24	Open		1,294,250	1,295,064	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	03/27/24	Open		558,179	558,530	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	5.66	(b)	03/27/24	Open		602,797	603,177	Corporate Bonds	Open/Demand

						$294,151,551	$295,713,515

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Ultra Long Treasury Note	83	06/18/24	$9,513	$6,143
2-Year U.S. Treasury Note	464	06/28/24	94,881	(72,546)
5-Year U.S. Treasury Note	111	06/28/24	11,879	(8,139)

				(74,542)

Short Contracts
10-Year U.S. Treasury Note	356	06/18/24	39,444	(234,220)
U.S. Long Bond	72	06/18/24	8,672	(183,499)
Ultra U.S. Treasury Bond	29	06/18/24	3,741	(84,347)

				(502,066)

				$(576,608)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	45,363	EUR	41,279	The Bank of New York Mellon	05/16/24	$753
USD	276,408	EUR	251,523	The Bank of New York Mellon	05/16/24	4,587
USD	72,260	EUR	66,000	Barclays Bank PLC	06/20/24	831
USD	108,627	EUR	100,000	State Street Bank and Trust Co.	06/20/24	401
USD	108,647	EUR	99,000	State Street Bank and Trust Co.	06/20/24	1,504
USD	7,393,492	EUR	6,761,000	UBS AG	06/20/24	76,359
USD	127,249	GBP	100,000	HSBC Bank PLC	06/20/24	982
USD	1,166,874	GBP	916,000	HSBC Bank PLC	06/20/24	10,267
USD	1,247,129	GBP	979,000	HSBC Bank PLC	06/20/24	10,974
USD	115,008	GBP	91,000	JPMorgan Chase Bank N.A.	06/20/24	105

						$106,763

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
10-Year U.S. Treasury Note Future	2	04/26/24	USD	109.00	USD	222	$281

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
10-Year U.S. Treasury Note Future	2	04/26/24	USD	106.50	USD	222	$(31)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	8,435	$(635,033)	$(239,834)	$(395,199)
CDX.NA.IG.41.V1	1.00	Quarterly	12/20/28	USD	24,430	(566,089)	(353,151)	(212,938)

						$(1,201,122)	$(592,985)	$(608,137)

40

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-		EUR	10		$672	$544	$128
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	N/R		EUR	30		3,533	4,963	(1,430)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	N/R		EUR	7		(372)	(1,256)	884
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR	4		(223)	(737)	514
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	N/R		EUR	12		(627)	(2,074)	1,447
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	N/R		EUR	4		(182)	(617)	435
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	N/R		EUR	7		(382)	(1,299)	917
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	N/R		EUR	5		(277)	(925)	648
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB		EUR	20		2,799	2,757	42
Ziggo Bond Co. BV	5.00	Quarterly	Bank of America N.A.	06/20/29	B-		EUR	11		713	909	(196)
CMBX.NA.15	3.00	Monthly	Morgan Stanley & Co. International PLC	11/15/64	N/R		USD	2,318		(327,517)	(428,748)	101,231

										$(321,863)	$(426,483)	$104,620

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency	Counterparty

1-Day SOFR, 5.34%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/24	USD	5,000	$7,282	$(62,432)	$69,714
1-Day SOFR, 5.34%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/24	USD	6,500	(16,342)	(959)	(15,383)

									$(9,060)	$(63,391)	$54,331

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$39,438,834	$904,786	$40,343,620
Common Stocks	—	237,329	512,409	749,738
Corporate Bonds
Aerospace & Defense	—	14,671,687	—	14,671,687
Air Freight & Logistics	—	26,737	—	26,737
Automobile Components	—	5,329,630	—	5,329,630
Automobiles	—	3,993,093	—	3,993,093
Banks	—	5,268,431	—	5,268,431
Beverages	—	760,248	—	760,248
Biotechnology	—	104,514	—	104,514
Broadline Retail	—	347,181	—	347,181
Building Products	—	5,348,887	—	5,348,887
Capital Markets	—	4,043,416	—	4,043,416
Chemicals	—	7,326,485	—	7,326,485
Commercial Services & Supplies	—	15,910,061	—	15,910,061
Communications Equipment	—	1,669,619	—	1,669,619
Construction & Engineering	—	2,385,444	—	2,385,444
Construction Materials	—	7,784,800	—	7,784,800
Consumer Finance	108,695	10,344,261	—	10,452,956
Consumer Staples Distribution & Retail	—	4,673,626	—	4,673,626
Containers & Packaging	—	8,986,463	—	8,986,463
Diversified Consumer Services	—	2,391,946	—	2,391,946
Diversified REITs	—	3,921,698	—	3,921,698
Diversified Telecommunication Services	110,442	18,519,580	—	18,630,022
Electric Utilities	—	4,279,790	—	4,279,790
Electrical Equipment	—	1,088,147	—	1,088,147
Electronic Equipment, Instruments & Components	—	1,518,626	—	1,518,626
Energy Equipment & Services	—	4,336,147	—	4,336,147
Entertainment	—	664,600	—	664,600
Environmental, Maintenance & Security Service	—	5,093,376	—	5,093,376
Financial Services	—	6,056,303	—	6,056,303
Food Products	—	2,713,353	—	2,713,353
Gas Utilities	—	391,545	—	391,545
Ground Transportation	—	4,672,779	—	4,672,779
Health Care Equipment & Supplies	—	5,093,591	—	5,093,591
Health Care Providers & Services	—	15,162,797	—	15,162,797
Health Care REITs	—	858,561	—	858,561
Health Care Technology	—	1,978,320	—	1,978,320
Hotel & Resort REITs	—	3,558,345	—	3,558,345
Hotels, Restaurants & Leisure	—	28,540,589	—	28,540,589
Household Durables	—	2,580,013	—	2,580,013
Household Products	—	545,026	—	545,026
Independent Power and Renewable Electricity Producers	—	3,664,162	—	3,664,162
Insurance	—	25,236,219	—	25,236,219
Interactive Media & Services	—	872,117	—	872,117
Internet Software & Services	—	1,293,115	—	1,293,115
IT Services	—	4,296,039	—	4,296,039
Leisure Products	—	508,727	—	508,727
Machinery	—	8,215,571	—	8,215,571
Marine Transportation	—	102,050	—	102,050
Media	—	29,814,873	—	29,814,873
Metals & Mining	—	10,946,839	—	10,946,839
Mortgage Real Estate Investment Trusts (REITs)	—	434,550	—	434,550
Office REITs	—	406,317	—	406,317
Oil, Gas & Consumable Fuels	—	45,034,818	1,103,393	46,138,211
Passenger Airlines	—	3,218,160	—	3,218,160
Personal Care Products	—	263,012	—	263,012
Pharmaceuticals	—	4,739,507	—	4,739,507

42

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Corporate Bonds (continued)
Professional Services	$—	$1,466,272	$—	$1,466,272
Real Estate Management & Development	—	1,218,480	—	1,218,480
Retail REITs	—	146,040	—	146,040
Semiconductors & Semiconductor Equipment	—	5,256,934	—	5,256,934
Software	—	16,573,811	—	16,573,811
Specialized REITs	—	780,201	—	780,201
Specialty Retail	—	1,311,988	—	1,311,988
Technology Hardware, Storage & Peripherals	—	1,048,392	—	1,048,392
Textiles, Apparel & Luxury Goods	—	455,124	—	455,124
Trading Companies & Distributors	—	723,320	—	723,320
Transportation Infrastructure	—	1,035,789	—	1,035,789
Water Utilities	—	867,368	—	867,368
Wireless Telecommunication Services	—	4,929,497	—	4,929,497
Floating Rate Loan Interests	—	301,947,115	7,222,201	309,169,316
Foreign Agency Obligations	—	3,252,956	—	3,252,956
Investment Companies	6,545,946	—	—	6,545,946
Non-Agency Mortgage-Backed Securities	—	16,161,095	—	16,161,095
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	32,740,457	—	32,740,457
Preferred Stocks	2,714,593	—	—	2,714,593
U.S. Government Sponsored Agency Securities	—	19,409,546	—	19,409,546
Warrants	6,748	—	—	6,748
Short-Term Securities
Money Market Funds	2,120,319	—	—	2,120,319
Options Purchased
Interest Rate Contracts	281	—	—	281
Unfunded Floating Rate Loan Interests(a)	—	13,204	352	13,556
Liabilities
Investments
TBA Sale Commitments	—	(5,189,612)	—	(5,189,612)

	$11,607,024	$795,809,931	$9,743,141	817,160,096

Investments Valued at NAV(b)				1,065

				$817,161,161

Derivative Financial Instruments(c)
Assets
Credit Contracts	$—	$106,246	$—	$106,246
Foreign Currency Exchange Contracts	—	106,763	—	106,763
Interest Rate Contracts	6,143	69,714	—	75,857
Liabilities
Credit Contracts	—	(609,763)	—	(609,763)
Interest Rate Contracts	(582,782)	(15,383)	—	(598,165)

	$(576,639)	$(342,423)	$—	$(919,062)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $295,713,515 are categorized as Level 2 within the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) March 31, 2024	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2023	$878,506	$220,616	$1,153,042	$8,429,727	$—	(a)	470	10,682,361
Transfers into Level 3	—	—	—	512,177	—		—	512,177
Transfers out of Level 3	—	(92,408)	(25,891)	(3,696,347)	—		—	(3,814,646)
Accrued discounts/premiums	(2,929)	—	—	14,907	—		—	11,978
Net realized gain (loss)	—	—	—	(451,719)	—		—	(451,719)
Net change in unrealized appreciation (depreciation)(b)	29,209	(87,319)	(2,653)	511,342	—		(118)	450,461
Purchases	—	471,520	—	5,035,092	—		—	5,506,612
Sales	—	—	(21,105)	(3,132,978)	—		—	(3,154,083)

Closing balance, as of March 31, 2024	$904,786	$512,409	$1,103,393	$7,222,201	$—	(a)	352	9,743,141

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024(b)	$29,209	$(87,319)	$(2,653)	$89,326	$—		(118)	28,445

(a)	Rounds to less than $1.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

TBA	To-Be-Announced

44